                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: January 31
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                    Date of reporting period: July 31, 2006
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

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) HIGH YIELD OPPORTUNITIES FUND

LETTER FROM THE CEO                                                          1
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PORTFOLIO COMPOSITION                                                        2
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EXPENSE TABLE                                                                3
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PORTFOLIO OF INVESTMENTS                                                     5
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STATEMENT OF ASSETS AND LIABILITIES                                         20
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STATEMENT OF OPERATIONS                                                     22
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STATEMENTS OF CHANGES IN NET ASSETS                                         23
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FINANCIAL HIGHLIGHTS                                                        24
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NOTES TO FINANCIAL STATEMENTS                                               28
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                               37
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PROXY VOTING POLICIES AND INFORMATION                                       41
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QUARTERLY PORTFOLIO DISCLOSURE                                              41
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CONTACT INFORMATION                                                 BACK COVER
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Fund objective: Seeks high current income.


THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        7/31/06
                                                                        HYO-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:
The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      91.7%
              Common Stocks                               3.3%
              Preferred Stocks                            0.6%
              Convertible Preferred Stocks                0.4%
              Cash & Other Net Assets                     4.0%

              TOP FIVE INDUSTRIES (i)

              Automotive                                  9.3%
              ------------------------------------------------
              Emerging Market Sovereigns                  7.1%
              ------------------------------------------------
              Gaming & Lodging                            5.8%
              ------------------------------------------------
              Broadcasting                                5.5%
              ------------------------------------------------
              Medical & Health Technology &
              Services                                    4.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.1%
              ------------------------------------------------
              A                                           0.3%
              ------------------------------------------------
              BBB                                         6.1%
              ------------------------------------------------
              BB                                         25.9%
              ------------------------------------------------
              B                                          41.4%
              ------------------------------------------------
              CCC                                        23.2%
              ------------------------------------------------
              CC                                          0.4%
              ------------------------------------------------
              C                                           0.3%
              ------------------------------------------------
              Not Rated                                   2.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.7
              ------------------------------------------------
              Average Life (m)                        8.6 yrs.
              ------------------------------------------------
              Average Maturity (m)                    9.2 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     B
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 7/31/06.

Percentages are based on net assets as of 7/31/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2006 through July 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    2/01/06-
Class                       Ratio      2/01/06        7/31/06         7/31/06
--------------------------------------------------------------------------------
        Actual              0.85%      $1,000.00       $1,029.90        $4.28
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.85%      $1,000.00       $1,020.58        $4.26
--------------------------------------------------------------------------------
        Actual              1.50%      $1,000.00       $1,026.50        $7.54
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.50%      $1,000.00       $1,017.36        $7.50
--------------------------------------------------------------------------------
        Actual              1.50%      $1,000.00       $1,026.50        $7.54
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.50%      $1,000.00       $1,017.36        $7.50
--------------------------------------------------------------------------------
        Actual              0.50%      $1,000.00       $1,031.70        $2.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.50%      $1,000.00       $1,022.32        $2.51
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

7/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
-------------------------------------------------------------------------------------------------
Aerospace - 0.9%
-------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                       $  3,200,000      $  3,304,000
DRS Technologies, Inc., 7.625%, 2018                                  2,415,000         2,408,963
                                                                                     ------------
                                                                                     $  5,712,963
-------------------------------------------------------------------------------------------------
Airlines - 0.6%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                             $    254,686      $    239,560
Continental Airlines, Inc., 6.748%, 2017                                481,911           452,997
Continental Airlines, Inc., 8.307%, 2018                              1,085,159         1,048,999
Continental Airlines, Inc., 6.795%, 2020                              1,620,752         1,540,217
Continental Airlines, Inc., 7.566%, 2020                                283,549           278,151
                                                                                     ------------
                                                                                     $  3,559,924
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.0%
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                    $  3,255,000      $  3,336,375
Propex Fabrics, Inc., 10%, 2012                                       3,605,000         3,208,450
                                                                                     ------------
                                                                                     $  6,544,825
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.5%
-------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (z)                                  $  1,500,000      $  1,366,758
Arbor Realty Mortgage Securities, FRN, 7.82%, 2041 (z)                1,463,646         1,463,207
ARCap REIT, Inc., "H", 6.1%, 2045 (a)                                 1,025,662           896,012
Asset Securitization Corp., FRN, 8.4991%, 2029 (z)                    2,300,000         2,191,109
Babson CDO Ltd., "D", FRN, 6.8528%, 2018 (a)                          1,005,000         1,005,000
Crest Ltd., 7%, 2040 (a)                                                993,500           899,435
Falcon Franchise Loan LLC, FRN, 3.9126%, 2023 (i)(z)                  2,010,975           323,433
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.9553%, 2030 (i)                                                     6,388,398           139,721
Morgan Stanley Capital I, Inc., FRN, 1.4476%, 2039 (a)(i)             4,926,790           330,913
Preferred Term Securities VII Ltd., 8.7%, 2032 (e)(z)                 1,050,000           888,563
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                 1,775,000         1,595,281
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                  3,250,000         2,934,913
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                1,813,000         1,643,031
                                                                                     ------------
                                                                                     $ 15,677,376
-------------------------------------------------------------------------------------------------
Automotive - 8.0%
-------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                   $  1,130,000      $    932,250
Cooper Standard Automotive, Inc., 8.375%, 2014                        3,525,000         2,643,750
Ford Motor Credit Co., 6.625%, 2008                                   3,902,000         3,758,828
Ford Motor Credit Co., 5.625%, 2008                                   1,200,000         1,126,967
Ford Motor Credit Co., 5.8%, 2009                                     5,648,000         5,250,912
Ford Motor Credit Co., 9.75%, 2010 (z)                                1,200,000         1,187,700
Ford Motor Credit Co., 8.625%, 2010                                   1,255,000         1,206,453
Ford Motor Credit Co., 7%, 2013                                       5,890,000         5,173,340
General Motors Acceptance Corp., 6.875%, 2011                         2,685,000         2,599,867
General Motors Acceptance Corp., 6.75%, 2014                         11,024,000        10,377,090
General Motors Acceptance Corp., 8%, 2031                             5,309,000         5,206,552
General Motors Corp., 8.375%, 2033                                    2,706,000         2,218,920
Goodyear Tire & Rubber Co., 9%, 2015                                  5,285,000         5,086,813
Lear Corp., 8.11%, 2009                                               2,975,000         2,893,188
Lear Corp., 5.75%, 2014                                                 775,000           627,750
                                                                                     ------------
                                                                                     $ 50,290,380
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 1.2%
-------------------------------------------------------------------------------------------------
ATF Bank, 9%, 2016 (a)                                             $  1,148,000      $  1,136,750
Banco BMG S.A., 9.15%, 2016 (a)                                       1,115,000         1,101,063
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (a)                     1,136,000         1,153,040
HSBK Europe B.V., 7.75%, 2013 (a)                                       411,000           416,651
Kazkommerts International B.V., 8%, 2015 (a)                            262,000           260,690
RSHB Capital S.A., 7.175%, 2013 (a)                                     212,000           214,862
Russian Standard Finance S.A., 8.125%, 2008 (a)                         869,000           870,304
Russian Standard Finance S.A., 7.5%, 2010 (a)                           108,000           103,140
Russian Standard Finance S.A., 8.625%, 2011 (a)                         643,000           630,944
Turanalem Finance B.V., 7.75%, 2013 (a)                                 744,000           735,630
VTB Capital S.A., 7.5%, 2011                                          1,066,000         1,117,914
                                                                                     ------------
                                                                                     $  7,740,988
-------------------------------------------------------------------------------------------------
Broadcasting - 4.8%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                         $  4,037,000      $  3,996,625
EchoStar DBS Corp., 6.375%, 2011                                      1,680,000         1,642,195
Granite Broadcasting Corp., 9.75%, 2010                               3,365,000         3,121,033
Hughes Network Systems LLC, 9.5%, 2014 (a)                            1,530,000         1,522,345
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                  3,245,000         2,774,470
Intelsat Ltd., 7.625%, 2012                                           2,770,000         2,309,483
Intelsat Ltd., 9.25%, 2016 (a)                                        1,550,000         1,584,875
Intelsat Ltd., 11.25%, 2016 (a)                                         545,000           550,450
Intelsat Ltd., 0% to 2010, 9.25% to 2015(a)                           1,745,000         1,182,238
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                    1,260,000         1,247,400
ION Media Networks, Inc., FRN, 11.7569%, 2013 (a)                     2,700,000         2,733,750
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                     4,375,000         3,609,375
XM Satellite Radio, Inc., 9.75%, 2014 (a)                             2,815,000         2,596,838
Young Broadcasting, Inc., 10%, 2011                                   1,290,000         1,183,575
                                                                                     ------------
                                                                                     $ 30,054,652
-------------------------------------------------------------------------------------------------
Building - 2.1%
-------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                        $  3,975,000      $  3,686,813
Interface, Inc., 10.375%, 2010                                          864,000           943,920
Interface, Inc., 9.5%, 2014                                           1,055,000         1,081,375
Nortek Holdings, Inc., 8.5%, 2014                                       544,000           508,640
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                     9,558,000         6,690,600
                                                                                     ------------
                                                                                     $ 12,911,348
-------------------------------------------------------------------------------------------------
Business Services - 1.2%
-------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (a)                             $  1,765,000      $  1,802,506
Northern Telecom Corp., 6.875%, 2023                                    695,000           552,525
SunGard Data Systems, 10.25%, 2015                                    3,330,000         3,375,788
Xerox Corp., 7.625%, 2013                                             1,500,000         1,515,000
                                                                                     ------------
                                                                                     $  7,245,819
-------------------------------------------------------------------------------------------------
Cable TV - 4.3%
-------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (a)                                       $    344,000      $    325,940
Cablemas S.A. de C.V., 9.375%, 2015 (a)                                 240,000           254,400
Cablevision Systems Corp., 8%, 2012                                   1,195,000         1,183,050
CCH I Holdings LLC, 9.92%, 2014                                       3,412,000         2,183,680
CCH I Holdings LLC, 11%, 2015                                         9,552,000         8,572,920
CCH II Holdings LLC, 10.25%, 2010                                       870,000           878,700
Corsair B.V., FRN, 11.3194%, 2016                                       665,660           665,660
CSC Holdings, Inc., 8.125%, 2009                                        680,000           696,150
CSC Holdings, Inc., 7.25%, 2012 (a)                                     715,000           690,869
Grupo Televisa S.A., 8.5%, 2032                                       1,368,000         1,601,464
Kabel Deutschland, 10.625%, 2014 (a)                                  1,635,000         1,733,100
Mediacom LLC, 9.5%, 2013                                              5,195,000         5,259,938
NTL Cable PLC, 9.125%, 2016                                             890,000           903,350
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014 (a)            2,761,000         2,346,850
                                                                                     ------------
                                                                                     $ 27,296,071
-------------------------------------------------------------------------------------------------
Chemicals - 4.3%
-------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (a)                                    $  5,212,000      $  5,062,155
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014               1,015,000           801,850
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014             4,864,000         3,793,920
Equistar Chemicals, 10.625%, 2011                                       230,000           247,250
Hexion U.S. Financial Corp., 9%, 2014                                 2,240,000         2,290,400
Huntsman International LLC, 10.125%, 2009                             1,620,000         1,644,300
Huntsman International LLC, 7.875%, 2015 (a)                          1,765,000         1,639,244
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                         4,981,000         3,648,583
Lyondell Chemical Co., 9.5%, 2008                                       589,000           605,198
Lyondell Chemical Co., 11.125%, 2012                                  1,405,000         1,529,694
Nalco Co., 7.75%, 2011                                                  355,000           356,775
Nalco Co., 8.875%, 2013                                               4,235,000         4,277,350
Polypore, Inc., 8.75%, 2012                                           1,305,000         1,247,906
Rockwood Specialties Group, Inc., 10.625%, 2011                           3,000             3,225
                                                                                     ------------
                                                                                     $ 27,147,850
-------------------------------------------------------------------------------------------------
Construction - 0.2%
-------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015                            $    340,000      $    263,500
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (a)                   950,000           973,750
                                                                                     ------------
                                                                                     $  1,237,250
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.6%
-------------------------------------------------------------------------------------------------
AAC Group Holding Corp., 12.75%, 2012 (a)(p)                       $  2,764,000      $  2,805,460
Affinion Group, Inc., 11.5%, 2015 (a)                                 2,305,000         2,310,763
GEO Group, Inc., 8.25%, 2013                                          2,465,000         2,452,675
Jarden Corp., 9.75%, 2012                                             1,190,000         1,237,600
Playtex Products, Inc., 9.375%, 2011                                    630,000           657,563
Revlon Consumer Products Corp., 9.5%, 2011                            4,315,000         3,646,175
Samsonite Corp., 8.875%, 2011                                         1,465,000         1,519,938
Service Corp. International, 7%, 2017 (a)                             1,505,000         1,405,294
Simmons Co., 7.875%, 2014                                               470,000           442,975
                                                                                     ------------
                                                                                     $ 16,478,443
-------------------------------------------------------------------------------------------------
Containers - 1.8%
-------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                    $  1,640,000      $  1,617,450
Graham Packaging Co. LP, 9.875%, 2014                                 4,475,000         4,351,938
Owens-Brockway Glass Container, Inc., 8.25%, 2013                     5,010,000         5,072,625
                                                                                     ------------
                                                                                     $ 11,042,013
-------------------------------------------------------------------------------------------------
Defense Electronics - 0.2%
-------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                    $  1,065,000      $  1,019,738
-------------------------------------------------------------------------------------------------
Electronics - 0.4%
-------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014                             $    160,000      $    106,000
Sensata Technologies B.V., 8%, 2014 (a)                               2,610,000         2,505,600
                                                                                     ------------
                                                                                     $  2,611,600
-------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 3.1%
-------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (a)                              $    283,000      $    277,340
Gazprom International S.A., 7.201%, 2020                              3,754,000         3,894,775
Gazprom OAO, 9.625%, 2013                                             4,480,000         5,241,600
Gazprom OAO, 8.625%, 2034 (a)                                         1,975,000         2,382,344
Pemex Project Funding Master Trust, 8.625%, 2022                      2,129,000         2,477,637
Pemex Project Funding Master Trust, 9.5%, 2027                        3,401,000         4,305,666
Petronas Capital Ltd., 7.875%, 2022                                     725,000           847,745
                                                                                     ------------
                                                                                     $ 19,427,107
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 6.5%
-------------------------------------------------------------------------------------------------
Dominican Republic, 8.625%, 2027 (a)                               $    895,000      $    917,375
Federative Republic of Brazil, 7.875%, 2015                             404,000           435,714
Federative Republic of Brazil, 8%, 2018                               4,263,000         4,616,829
Federative Republic of Brazil, 8.875%, 2019                           1,733,000         2,010,280
Federative Republic of Brazil, CLN, 6%, 2009 (z)                 BRL  3,963,190         1,660,113
Republic of Argentina, 8.28%, 2033                                 $  1,446,244         1,355,853
Republic of Argentina, FRN, 4.889%, 2012                              3,215,250         2,981,608
Republic of Argentina, 0%, 2035                                      17,114,000         1,591,602
Republic of Bulgaria, 8.25%, 2015                                       348,000           399,817
Republic of Colombia, 7.375%, 2017                                      371,000           378,420
Republic of Colombia, FRN, 6.97%, 2015                                2,198,000         2,247,522
Republic of El Salvador, 8.25%, 2032                                  1,475,000         1,585,625
Republic of El Salvador, 7.65%, 2035                                     88,000            89,100
Republic of El Salvador, 7.65%, 2035 (a)                                386,000           390,825
Republic of Indonesia, 6.875%, 2017 (a)                                 370,000           367,688
Republic of Panama, 7.25%, 2015                                         361,000           373,094
Republic of Panama, 6.7%, 2036                                          902,000           856,900
Republic of Peru, 5%, 2017                                            1,580,000         1,548,400
Republic of Philippines, 8%, 2016                                       138,000           147,053
Republic of Philippines, 9.375%, 2017                                   500,000           573,125
Republic of Philippines, 9.875%, 2019                                 1,396,000         1,657,750
Republic of Philippines, 9.5%, 2030                                     234,000           276,705
Republic of Turkey, 7.25%, 2015                                       1,249,000         1,241,194
Republic of Turkey, 7%, 2020                                            333,000           316,350
Republic of Turkey, 6.875%, 2036                                        972,000           871,155
Republic of Uruguay, 9.25%, 2017                                      2,679,000         3,000,480
Republic of Venezuela, 8.5%, 2014                                     1,369,000         1,499,055
Republic of Venezuela, 7%, 2018                                       2,886,000         2,871,570
Russian Federation, 3%, 2008                                          3,096,000         2,943,986
United Mexican States, 5.625%, 2017                                     284,000           272,640
United Mexican States, 8.3%, 2031                                     1,218,000         1,464,645
                                                                                     ------------
                                                                                     $ 40,942,473
-------------------------------------------------------------------------------------------------
Energy - Independent - 2.5%
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                              $  4,485,000      $  4,215,900
Chesapeake Energy Corp., 6.875%, 2016                                 4,130,000         3,985,450
Hilcorp Energy I, 9%, 2016 (a)                                          935,000           967,725
Newfield Exploration Co., 6.625%, 2014                                3,110,000         3,012,813
Quicksilver Resources, Inc., 7.125%, 2016                             2,375,000         2,244,375
Whiting Petroleum Corp., 7%, 2014                                     1,595,000         1,563,100
                                                                                     ------------
                                                                                     $ 15,989,363
-------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (z)                                $  1,870,000      $  1,893,375
-------------------------------------------------------------------------------------------------
Entertainment - 2.1%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                $  1,916,000      $  1,906,420
AMC Entertainment, Inc., 11%, 2016                                    1,825,000         1,971,000
HRP Myrtle Beach Operations, FRN, 9.8181%, 2012 (z)                   1,845,000         1,831,163
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                       2,585,000         1,906,438
Six Flags, Inc., 8.875%, 2010                                         2,125,000         2,047,969
Six Flags, Inc., 9.75%, 2013                                          3,545,000         3,256,969
                                                                                     ------------
                                                                                     $ 12,919,959
-------------------------------------------------------------------------------------------------
Food & Beverages - 1.1%
-------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                  $  1,525,000      $  1,528,813
Chaoda Modern Agriculture Holdings, 7.75%, 2010 (a)                   2,911,000         2,765,450
JBS S.A., 10.5%, 2016 (z)                                               264,000           265,320
Michael Foods, Inc., 8%, 2013                                         2,215,000         2,187,313
                                                                                     ------------
                                                                                     $  6,746,896
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 3.9%
-------------------------------------------------------------------------------------------------
Advance Agro Public Co. Ltd., 11%, 2012 (a)                        $    268,000      $    264,650
Buckeye Technologies, Inc., 8%, 2010                                    875,000           833,438
Graphic Packaging International Corp., 9.5%, 2013                     7,260,000         7,260,000
Jefferson Smurfit Corp., 8.25%, 2012                                  7,585,000         7,167,825
JSG Funding LLC, 11.5%, 2015 (a)                                 EUR  1,979,684         2,572,699
JSG Funding PLC, 7.75%, 2015                                       $    365,000           333,063
MDP Acquisitions PLC, 9.625%, 2012                                      755,000           781,425
Millar Western Forest Products Ltd., 7.75%, 2013                      2,280,000         1,727,100
Sino-Forest Corp., 9.125%, 2011 (a)                                     642,000           662,865
Stone Container Corp., 7.375%, 2014                                     840,000           747,600
Verso Paper Holdings LLC, 9.125%, 2014 (z)                            1,185,000         1,185,000
Verso Paper Holdings LLC, 11.375%, 2016 (z)                           1,105,000         1,099,475
                                                                                     ------------
                                                                                     $ 24,635,140
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.2%
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                     $  2,805,000      $  2,629,688
Greektown Holdings, 10.75%, 2013 (a)                                  3,190,000         3,373,425
Grupo Posadas S.A. de C.V., 8.75%, 2011 (a)                             253,000           257,428
Host Marriott LP, 7.125%, 2013                                        1,070,000         1,071,338
Host Marriott LP, 6.375%, 2015                                          565,000           534,631
Majestic Star Casino LLC, 9.75%, 2011 (a)                             1,315,000         1,295,275
Mandalay Resort Group, 9.375%, 2010                                   1,000,000         1,055,000
MGM Mirage, Inc., 8.375%, 2011                                        2,280,000         2,342,700
MGM Mirage, Inc., 5.875%, 2014                                        1,975,000         1,794,781
MTR Gaming Group, Inc., 9%, 2012 (a)                                    970,000           984,550
NCL Corp. Ltd., 10.625%, 2014                                         2,140,000         2,086,500
Pinnacle Entertainment, Inc., 8.25%, 2012                             1,950,000         1,945,125
Pokagon Gaming Authority, 10.375%, 2014 (a)                           2,610,000         2,727,450
Resorts International Hotel & Casino, Inc., 11.5%, 2009               1,600,000         1,712,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                 340,000           358,700
Station Casinos, Inc., 6.5%, 2014                                     2,730,000         2,511,600
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                3,320,000         3,187,200
Wynn Las Vegas LLC, 6.625%, 2014                                      2,750,000         2,591,875
                                                                                     ------------
                                                                                     $ 32,459,266
-------------------------------------------------------------------------------------------------
Industrial - 2.5%
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                          $  1,365,000      $  1,467,375
Da-Lite Screen Co., Inc., 9.5%, 2011                                    895,000           941,988
Education Management LLC, 10.25%, 2016 (a)                            2,480,000         2,504,800
Interline Brands, Inc., 8.125%, 2014 (a)                                755,000           760,663
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                     3,545,000         3,509,550
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013            2,560,000         2,176,000
Knowledge Learning Corp., 7.75%, 2015 (z)                               815,000           749,800
Milacron Escrow Corp., 11.5%, 2011                                    2,665,000         2,465,125
RBS Global & Rexnord Corp., 11.75%, 2016 (z)                            955,000           976,488
                                                                                     ------------
                                                                                     $ 15,551,789
-------------------------------------------------------------------------------------------------
Insurance - 0.4%
-------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                  $    618,000      $    646,168
UnumProvident Corp., 6.85%, 2015 (a)                                  1,640,000         1,622,185
                                                                                     ------------
                                                                                     $  2,268,353
-------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
-------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                            $  2,280,000      $  2,211,600
Case New Holland, Inc., 9.25%, 2011                                   1,415,000         1,491,056
Case New Holland, Inc., 7.125%, 2014                                  2,315,000         2,251,338
                                                                                     ------------
                                                                                     $  5,953,994
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 4.7%
-------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                       $  1,365,000      $  1,405,950
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                      3,605,000         2,550,538
DaVita, Inc., 6.625%, 2013                                              860,000           819,150
DaVita, Inc., 7.25%, 2015                                             1,425,000         1,362,656
Hanger Orthopedic Group, 10.25%, 2014 (a)                             1,845,000         1,831,163
HCA, Inc., 8.75%, 2010                                                  855,000           861,413
HCA, Inc., 7.875%, 2011                                               2,605,000         2,464,981
HCA, Inc., 6.375%, 2015                                               1,400,000         1,123,500
HealthSouth Corp., 10.75%, 2016 (a)                                   4,960,000         4,736,800
Omnicare, Inc., 6.875%, 2015                                          3,570,000         3,445,050
Select Medical Corp., 7.625%, 2015                                    1,685,000         1,432,250
Tenet Healthcare Corp., 9.875%, 2014                                  3,085,000         2,946,175
Triad Hospitals, Inc., 7%, 2013                                       1,475,000         1,408,625
US Oncology, Inc., 10.75%, 2014                                       2,050,000         2,224,250
Vanguard Health Holding II, 9%, 2014                                    615,000           595,013
                                                                                     ------------
                                                                                     $ 29,207,514
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%
-------------------------------------------------------------------------------------------------
Massey Energy Co., 6.875%, 2013                                    $  2,990,000      $  2,758,275
Peabody Energy Corp., 5.875%, 2016                                    2,290,000         2,066,725
                                                                                     ------------
                                                                                     $  4,825,000
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                 $    785,000      $    757,525
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                     $    210,000      $    221,918
ANR Pipeline Co., 9.625%, 2021                                        1,035,000         1,229,412
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                          1,325,000         1,334,938
Colorado Interstate Gas Co., 5.95%, 2015                                940,000           867,191
El Paso Energy Corp., 7%, 2011                                        2,965,000         2,939,056
El Paso Energy Corp., 7.75%, 2013                                       730,000           741,863
El Paso Performance-Linked, 7.75%, 2011 (z)                           1,660,000         1,670,375
Intergas Finance B.V., 6.875%, 2011 (a)                               1,337,000         1,323,630
Williams Cos., Inc., 7.125%, 2011                                     1,060,000         1,067,950
                                                                                     ------------
                                                                                     $ 11,396,333
-------------------------------------------------------------------------------------------------
Network & Telecom - 2.8%
-------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                $  2,270,000      $  2,224,600
Citizens Communications Co., 9.25%, 2011                              1,225,000         1,329,125
Citizens Communications Co., 9%, 2031                                 2,835,000         2,905,875
Global Crossing UK Finance, 10.75%, 2014                                770,000           816,200
Hawaiian Telecom Communications, Inc., 9.75%, 2013                    1,280,000         1,305,600
Hawaiian Telecom Communications, Inc., 12.5%, 2015                    1,560,000         1,645,800
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                       1,270,000         1,308,100
Qwest Corp., 7.875%, 2011                                             1,400,000         1,449,000
Qwest Corp., 8.875%, 2012                                             1,370,000         1,476,175
Time Warner Telecom Holdings, Inc., 9.25%, 2014                         765,000           786,038
Verizon New York, Inc., 7.375%, 2032                                  1,338,000         1,352,480
Windstream Corp., 8.625%, 2016 (a)                                    1,180,000         1,227,200
                                                                                     ------------
                                                                                     $ 17,826,193
-------------------------------------------------------------------------------------------------
Oil Services - 0.5%
-------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                      $  1,135,000      $  1,058,388
GulfMark Offshore, Inc., 7.75%, 2014                                  1,000,000           972,500
Hanover Compressor Co., 9%, 2014                                      1,120,000         1,192,800
                                                                                     ------------
                                                                                     $  3,223,688
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
-------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                 $  3,055,000      $  3,032,088
-------------------------------------------------------------------------------------------------
Printing & Publishing - 2.9%
-------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                      $  2,555,000      $  2,248,400
Dex Media West LLC, 9.875%, 2013                                        610,000           657,275
Dex Media, Inc., 0% to 2008, 9% to 2013                               3,250,000         2,681,250
Dex Media, Inc., 0% to 2008, 9% to 2013                               2,465,000         2,033,625
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                       2,615,000         2,163,913
PRIMEDIA, Inc., 8.875%, 2011                                          2,955,000         2,814,638
PRIMEDIA, Inc., 8%, 2013                                                105,000            92,138
R.H. Donnelley Corp., 8.875%, 2016                                    2,460,000         2,450,775
WDAC Subsidiary Corp., 8.375%, 2014 (a)                               3,075,000         3,059,625
                                                                                     ------------
                                                                                     $ 18,201,639
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                     $    665,000      $    706,563
-------------------------------------------------------------------------------------------------
Restaurants - 0.6%
-------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                            $  1,030,000      $  1,035,150
El Pollo Loco, Inc., 11.75%, 2013 (a)                                 1,365,000         1,556,100
Uno Restaurant Corp., 10%, 2011 (z)                                   1,645,000         1,270,763
                                                                                     ------------
                                                                                     $  3,862,013
-------------------------------------------------------------------------------------------------
Retailers - 3.2%
-------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                  $  1,935,000      $  1,876,950
Burlington Coat Factory Warehouse Corp., 11.125%, 2014 (a)            2,765,000         2,644,031
Burlington Coat Factory Warehouse Corp., 0% to 2008,
14.5% to 2014 (a)                                                     3,587,000         2,842,698
Couche-Tard, Inc., 7.5%, 2013                                         1,430,000         1,426,425
Dollar General Corp., 8.625%, 2010                                      450,000           475,875
Eye Care Centers of America, 10.75%, 2015                             1,105,000         1,185,113
Jean Coutu Group (PJC), Inc., 7.625%, 2012                            1,310,000         1,273,975
Jean Coutu Group (PJC), Inc., 8.5%, 2014                              1,495,000         1,395,956
Mothers Work, Inc., 11.25%, 2010                                      1,355,000         1,429,525
Neiman Marcus Group, Inc., 9%, 2015                                   1,835,000         1,933,631
Neiman Marcus Group, Inc., 10.375%, 2015                              1,000,000         1,061,250
Rite Aid Corp., 7.7%, 2027                                              905,000           753,413
Steinway Musical Instruments, Inc., 7%, 2014 (a)                      2,055,000         1,967,663
                                                                                     ------------
                                                                                     $ 20,266,505
-------------------------------------------------------------------------------------------------
Specialty Stores - 0.7%
-------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                       $  2,965,000      $  3,009,475
Payless ShoeSource, Inc., 8.25%, 2013                                 1,155,000         1,182,431
                                                                                     ------------
                                                                                     $  4,191,906
-------------------------------------------------------------------------------------------------
Steel - 0.3%
-------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                     $  1,725,000      $  1,901,813
-------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
-------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75%, 2012                                 $    720,000      $    673,200
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
-------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                         $    400,000      $    399,000
Centennial Communications Corp., 10.125%, 2013                        1,305,000         1,376,775
Excelcomindo Finance Co., 7.125%, 2013 (a)                              215,000           207,475
Mobile TeleSystems Finance S.A., 8.375%, 2010                           332,000           338,640
Mobile TeleSystems OJSC, 8.375%, 2010 (a)                               272,000           277,440
Rogers Wireless, Inc., 6.375%, 2014                                   1,295,000         1,243,200
Rogers Wireless, Inc., 7.5%, 2015                                       570,000           584,250
Rural Cellular Corp., 9.75%, 2010                                     2,113,000         2,118,283
Rural Cellular Corp., 9.875%, 2010                                      100,000           103,500
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                       3,270,000         3,523,425
                                                                                     ------------
                                                                                     $ 10,171,988
-------------------------------------------------------------------------------------------------
Tobacco - 0.4%
-------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015 (z)                            $  2,735,000      $  2,736,791
-------------------------------------------------------------------------------------------------
Transportation - 0.2%
-------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk, 8.75%, 2013 (a)                  $  1,419,000      $  1,407,808
-------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                      $  2,665,000      $  2,778,263
Stena AB, 7.5%, 2013                                                    615,000           595,013
                                                                                     ------------
                                                                                     $  3,373,276
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
-------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                             $  1,725,000      $  1,703,438
Empresa Nacional de Electricidad S.A., 8.35%, 2013                      145,000           158,449
Enersis S.A., 7.375%, 2014                                            1,693,000         1,744,200
Midwest Generation LLC, 8.75%, 2034                                   2,150,000         2,287,063
Mirant North American LLC, 7.375%, 2013                               3,000,000         2,883,750
Mission Energy Holding Co., 13.5%, 2008                               1,485,000         1,659,488
NGC Corp. Capital Trust, 8.316%, 2027                                 1,975,000         1,698,500
NRG Energy, Inc., 7.375%, 2016                                        4,615,000         4,511,163
Reliant Energy, Inc., 6.75%, 2014                                       530,000           495,550
Reliant Resources, Inc., 9.25%, 2010                                    785,000           804,625
                                                                                     ------------
                                                                                     $ 17,946,226
-------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $560,428,571)                                          $561,067,024
-------------------------------------------------------------------------------------------------

Common Stocks - 3.3%
-------------------------------------------------------------------------------------------------
Automotive - 0.8%
-------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                           65,450      $  4,809,921
-------------------------------------------------------------------------------------------------
Broadcasting - 0.1%
-------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                      75,683      $    637,251
-------------------------------------------------------------------------------------------------
Chemicals - 0.4%
-------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                       78,300      $  1,248,885
Nalco Holding Co. (n)                                                    73,400         1,236,790
                                                                                     ------------
                                                                                     $  2,485,675
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.2%
-------------------------------------------------------------------------------------------------
Brink's Co.                                                              17,800      $    980,602
-------------------------------------------------------------------------------------------------
Containers - 0.3%
-------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                                 99,400      $  1,656,004
-------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
-------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                           24,690      $    941,677
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
-------------------------------------------------------------------------------------------------
HCA, Inc.                                                                12,200      $    599,752
-------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
-------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (n)                                                  29      $          0
Oxford Automotive, Inc. (n)                                                  29                 0
                                                                                     ------------
                                                                                     $          0
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.1%
-------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                  40,712      $    915,613
-------------------------------------------------------------------------------------------------
Real Estate - 0.2%
-------------------------------------------------------------------------------------------------
Mills Corp., REIT                                                        64,500      $  1,495,110
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.3%
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                    74,000      $  1,647,980
Sterling Chemicals, Inc. (n)                                                  1                14
                                                                                     ------------
                                                                                     $  1,647,994
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
-------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                  31,465      $    682,161
-------------------------------------------------------------------------------------------------
Telephone Services - 0.6%
-------------------------------------------------------------------------------------------------
NTL, Inc.                                                                98,998      $  2,262,104
Windstream Corp.                                                        100,000         1,253,000
XO Holdings, Inc. (n)                                                        79               312
                                                                                     ------------
                                                                                     $  3,515,416
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $21,546,925)                                   $ 20,367,176
-------------------------------------------------------------------------------------------------

Floating Rate Loans - 1.0% (g)(r)
-------------------------------------------------------------------------------------------------
Containers - 0.4%
-------------------------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Second Lien Term Loan, 10.4%, 2013    $  2,746,212      $  2,769,096
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
-------------------------------------------------------------------------------------------------
Gulfside Casino, Inc., Term Loan B, 10.437%, 2012                  $  3,482,033      $  3,482,033
-------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $6,228,245)                              $  6,251,129
-------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.4%
-------------------------------------------------------------------------------------------------
Automotive - 0.4%
-------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25% (Identified Cost, $2,145,753)          140,466      $  2,760,157
-------------------------------------------------------------------------------------------------
Preferred Stocks - 0.6%
-------------------------------------------------------------------------------------------------
Broadcasting - 0.6%
-------------------------------------------------------------------------------------------------
Ion Media Networks, Inc., 14.25% (p)                                        173      $  1,479,150
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                       1,975         2,128,063
                                                                                     ------------
                                                                                     $  3,607,213
-------------------------------------------------------------------------------------------------
Real Estate - 0.0%
-------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                   1,375      $     35,516
-------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $3,532,586)                                 $  3,642,729
-------------------------------------------------------------------------------------------------
Warrants - 0.5%
-------------------------------------------------------------------------------------------------
                                                  STRIKE       FIRST
ISSUER                                             PRICE     EXERCISE    SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------------------------
Cable TV - 0.0%
-------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (n)                      $45.24      9/16/00           258        $1,419
-------------------------------------------------------------------------------------------------
Computer Software - 0.0%
-------------------------------------------------------------------------------------------------
Cybernet Internet Services (n)                    $22.28     10/29/99            20            $0
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
-------------------------------------------------------------------------------------------------
Republic of Venezuela, Oil-Indexed Payment
Obligation, expires 2020 (n)                         N/A          N/A        86,635  $  3,032,225
-------------------------------------------------------------------------------------------------
Network & Telecom - 0.0%
-------------------------------------------------------------------------------------------------
Metricom (n)                                      $87.00      8/15/00           225            $0
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                      $52.00     12/31/02             1            $0
-------------------------------------------------------------------------------------------------
Telephone Services - 0.0%
-------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (n)                        $ 0.00      8/01/00           750            $0
XO Holdings, Inc., "A" (n)                          6.25      5/27/03           630           321
XO Holdings, Inc., "B" (n)                          7.50      5/27/03           472           165
XO Holdings, Inc., "C" (n)                         10.00      5/27/03           472            94
                                                                                     ------------
                                                                                     $        580
-------------------------------------------------------------------------------------------------
TOTAL WARRANTS (IDENTIFIED COST, $3,317,957)                                         $  3,034,224
-------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.2%
-------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 8/01/06, at Amortized
Cost and Value (y)                                                 $ 20,157,000      $ 20,157,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $617,357,037) (k)                                $617,279,439
-------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                  10,741,571
-------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                  $628,021,010
-------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                        NET
                                                                                     UNREALIZED
    CONTRACTS TO                                                  CONTRACTS         APPRECIATION
  DELIVER/RECEIVE          SETTLEMENT DATE    IN EXCHANGE FOR      AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------
SALES
  EUR   2,814,815              8/21/06           $3,573,686       $3,600,467          $(26,781)
-------------------------------------------------------------------------------------------------
PURCHASES
  EUR   1,445,930              8/21/06           $1,841,778       $1,849,508          $  7,730
-------------------------------------------------------------------------------------------------

CREDIT DEFAULT SWAPS

                                                                                    UNREALIZED
                  NOTIONAL PRINCIPAL                                               APPRECIATION
   EXPIRATION     AMOUNT OF CONTRACT                  DESCRIPTION                 (DEPRECIATION)
-------------------------------------------------------------------------------------------------
     3/20/11          $3,000,000        Agreement between the fund and Merrill       $(61,908)
                                        Lynch International to exchange the
                                        credit risk of Sherwin Williams Co. As
                                        a buyer of protection, the fund agrees
                                        to pay Merrill Lynch International
                                        quarterly at a fixed annual rate of
                                        0.98% of the notional amount of
                                        $3,000,000 until maturity on March 20,
                                        2011. If Sherwin Williams Co.
                                        experiences one of the following credit
                                        events: bankruptcy, failure to pay, or
                                        a restructuring, the fund would then
                                        purchase $3,000,000 par of Sherwin
                                        Williams Co. bonds at the post credit
                                        event market price, and then deliver
                                        those bonds to Merrill Lynch
                                        International, who in turn would
                                        deliver $3,000,000 in cash to the fund.

UNFUNDED LOAN COMMITMENTS

As of July 31, 2006 the portfolio had unfunded loan commitments of $878,788, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                   UNFUNDED          UNREALIZED
                                                                     LOAN           APPRECIATION
BORROWER                                                          COMMITMENT       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Delayed Draw, Second Lien Term
Loan, 2013                                                         $878,788            $7,323

At July 31, 2006 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
    $135,681,250, representing 21.6% of net assets.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $540,249,010 and 87.52% of market value. An independent pricing service provided an evaluated bid for 84.52% of the market value.
(n) Non-income producing security.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                           CURRENT
                                           ACQUISITION     ACQUISITION      MARKET    TOTAL % OF
RESTRICTED SECURITIES                          DATE            COST         VALUE     NET ASSETS
------------------------------------------------------------------------------------------------

Amsted Industries, Inc., 10.25%, 2011          8/08/03      $1,400,894    $1,467,375
Anthracite CDO Ltd., 6%, 2037                  5/14/02         968,128     1,366,758
Arbor Realty Mortgage Securities, FRN,
7.82%, 2041                                   12/20/05       1,463,646     1,463,207
Asset Securitization Corp., FRN,
8.4991%, 2029                                  1/25/05       1,985,098     2,191,109
El Paso Performance-Linked, 7.75%, 2011        7/12/06       1,660,581     1,670,375
Falcon Franchise Loan LLC, FRN,
3.9126%, 2023                                  1/29/03         382,011       323,433
Federative Republic of Brazil, CLN,
6%, 2009                                       6/16/06       1,560,715     1,660,113
Ford Motor Credit Co., 9.75%, 2010             7/17/06       1,181,988     1,187,700
HRP Myrtle Beach Operations, FRN,
9.8181%, 2012                                  3/23/06       1,845,000     1,831,163
JBS S.A., 10.5%, 2016                          7/28/06         264,000       265,320
Knowledge Learning Corp., 7.75%, 2015          1/28/05         815,000       749,800
Preferred Term Securities VII Ltd.,
8.7%, 2032                                     1/25/05         892,500       888,563
Preferred Term Securities XII Ltd.,
9.8%, 2033                                     1/07/05       1,863,750     1,595,281
Preferred Term Securities XVI Ltd.,
14%, 2035                                     12/08/04       3,274,750     2,934,913
Preferred Term Securities XVII Ltd.,
9.3%, 2035                                     3/09/05       1,813,000     1,643,031
RBS Global & Rexnord Corp.,
11.75%, 2016                                   7/14/06      $  957,800   $   976,488
Reynolds American, Inc., 7.3%, 2015            6/22/05       2,730,788     2,736,791
TNK-BP Finance S.A., 7.5%, 2016                7/13/06       1,863,006     1,893,375
Uno Restaurant Corp., 10%, 2011                1/31/05       1,626,543     1,270,763
Verso Paper Holdings LLC, 9.125%, 2014         7/26/06       1,185,000     1,185,000
Verso Paper Holdings LLC, 11.375%, 2016        7/26/06       1,105,000     1,099,475
--------------------------------------------------------------------------------------------------
Total Restricted Securities                                              $30,400,033     4.8%
--------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

CLN        Credit-Linked Note.
FRN        Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT       Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.
All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

BRL        Brazilian Real
EUR        Euro

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 7/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $617,357,037)               $617,279,439
Cash                                                                     799,833
Foreign currency, at value (identified cost, $35,389)                     35,504
Receivable for forward foreign currency exchange contracts                 7,730
Receivable for investments sold                                        9,799,165
Receivable for fund shares sold                                        2,649,820
Interest and dividends receivable                                     10,872,033
Receivable from investment adviser                                       143,839
Unrealized appreciation on unfunded loan commitments                       7,323
Other assets                                                               4,571
------------------------------------------------------------------------------------------------------
Total assets                                                                              $641,599,257
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                 $1,489,978
Payable for forward foreign currency exchange contracts                   26,781
Payable for investments purchased                                      9,099,905
Payable for fund shares reacquired                                     2,612,305
Unrealized depreciation on credit default swaps                           61,908
Payable to affiliates
  Management fee                                                          34,280
  Shareholder servicing costs                                             78,631
  Distribution and service fees                                           37,321
  Administrative services fee                                              1,390
Payable for independent trustees' compensation                             8,193
Accrued expenses and other liabilities                                   127,555
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $13,578,247
------------------------------------------------------------------------------------------------------
Net assets                                                                                $628,021,010
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $629,580,381
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies             (150,444)
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 (2,500,052)
Undistributed net investment income                                    1,091,125
------------------------------------------------------------------------------------------------------
Net assets                                                                                $628,021,010
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   85,453,775
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $366,811,163
  Shares outstanding                                                  49,937,496
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $7.35
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                         $7.72
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $118,556,078
  Shares outstanding                                                  16,089,243
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.37
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $94,825,636
  Shares outstanding                                                  12,936,846
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $7.33
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $47,828,133
  Shares outstanding                                                   6,490,190
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $7.37
------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                            $25,345,203
  Dividends                                                               691,168
  Foreign taxes withheld                                                  (18,491)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $26,017,880
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,005,538
  Distribution and service fees                                         1,694,250
  Shareholder servicing costs                                             462,838
  Administrative services fee                                              54,994
  Independent trustees' compensation                                       10,372
  Custodian fee                                                           123,635
  Shareholder communications                                               44,169
  Auditing fees                                                            28,229
  Legal fees                                                                7,058
  Miscellaneous                                                           118,104
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $4,549,187
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (39,633)
  Reduction of expenses by investment adviser                          (1,312,216)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $3,197,338
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $22,820,542
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $5,230,649
  Swap transactions                                                        (9,065)
  Foreign currency transactions                                          (468,501)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                        $4,753,083
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(10,293,490)
  Swap transactions                                                       (61,908)
  Translation of assets and liabilities in foreign currencies             344,273
  Unfunded loan commitments                                                 7,323
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(10,003,802)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                            $(5,250,719)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $17,569,823
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      7/31/06                  1/31/06
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $22,820,542              $41,228,928
Net realized gain (loss) on investments and foreign
currency transactions                                               4,753,083                 (924,077)
Net unrealized gain (loss) on investments and foreign
currency translation                                              (10,003,802)             (12,053,593)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $17,569,823              $28,251,258
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(13,002,998)            $(23,525,662)
  Class B                                                          (4,056,095)              (9,717,570)
  Class C                                                          (3,109,017)              (6,882,339)
  Class I                                                          (1,831,736)              (3,324,412)
From net realized gain on investments and foreign
currency transactions
  Class A                                                                  --               (1,564,390)
  Class B                                                                  --                 (753,548)
  Class C                                                                  --                 (531,169)
  Class I                                                                  --                 (217,849)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(21,999,846)            $(46,516,939)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $28,723,507              $56,692,052
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $8,804                  $26,360
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $24,302,288              $38,452,731
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            603,718,722              565,265,991

At end of period (including undistributed net
investment income of $1,091,125 and $270,429,
respectively)                                                    $628,021,010             $603,718,722
---------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 1/31
                                             ENDED      -----------------------------------------------------------------------
CLASS A                                    7/31/06             2006             2005           2004          2003          2002
                                       (UNAUDITED)
Net asset value, beginning
of period                                    $7.40            $7.63            $7.65          $6.61         $7.08         $7.96
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.28            $0.56            $0.57          $0.60         $0.62         $0.80
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           (0.06)           (0.16)            0.08           1.05         (0.43)        (0.85)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.22            $0.40            $0.65          $1.65         $0.19        $(0.05)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.27)          $(0.59)          $(0.59)        $(0.61)       $(0.66)       $(0.83)
  From net realized gain on
  investments and foreign
  currency transactions                         --            (0.04)           (0.08)            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(0.27)          $(0.63)          $(0.67)        $(0.61)       $(0.66)       $(0.83)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                          $0.00(w)         $0.00(w)         $0.00(w)         $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.35            $7.40            $7.63          $7.65         $6.61         $7.08
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    2.99(n)          5.55             8.98          26.04          2.95         (0.30)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.28(a)          1.29             1.29           1.34          1.37          1.46
Expenses after expense reductions (f)         0.85(a)          0.85             0.87           1.01          1.01          1.01
Net investment income                         7.59(a)          7.51             7.62           8.21          9.35         11.18
Portfolio turnover                              44               66               69             98           104           133
Net assets at end of period
(000 Omitted)                             $366,811         $338,568         $278,886       $150,334       $70,892       $37,187
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 1/31
                                             ENDED      -----------------------------------------------------------------------
CLASS B                                    7/31/06             2006             2005           2004          2003          2002
                                       (UNAUDITED)
Net asset value, beginning
of period                                    $7.42            $7.65            $7.67          $6.63         $7.09         $7.98
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.26            $0.51            $0.53          $0.55         $0.58         $0.77
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                           (0.06)           (0.16)            0.07           1.06         (0.43)        (0.87)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.20            $0.35            $0.60          $1.61         $0.15        $(0.10)
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.25)          $(0.54)          $(0.54)        $(0.57)       $(0.61)       $(0.79)
  From net realized gain on
  investments and foreign
  currency transactions                         --            (0.04)           (0.08)            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                             $(0.25)          $(0.58)          $(0.62)        $(0.57)       $(0.61)       $(0.79)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                          $0.00(w)         $0.00(w)         $0.00(w)         $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $7.37            $7.42            $7.65          $7.67         $6.63         $7.09
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    2.65(n)          4.87             8.28          25.19          2.43         (1.07)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.92(a)          1.94             1.94           1.99          2.02          2.11
Expenses after expense reductions (f)         1.50(a)          1.50             1.52           1.66          1.66          1.66
Net investment income                         6.95(a)          6.88             7.03           7.61          8.75         10.59
Portfolio turnover                              44               66               69             98           104           133
Net assets at end of period
(000 Omitted)                             $118,556         $125,667         $151,711       $140,348       $72,321       $41,481
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                YEARS ENDED 1/31
                                               ENDED      ---------------------------------------------------------------------
CLASS C                                      7/31/06            2006             2005          2004          2003          2002
                                         (UNAUDITED)
Net asset value, beginning of period           $7.38           $7.61            $7.63         $6.60         $7.07         $7.95
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.25           $0.51            $0.52         $0.54         $0.57         $0.77
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     (0.06)          (0.16)            0.08          1.06         (0.43)        (0.86)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.19           $0.35            $0.60         $1.60         $0.14        $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.24)         $(0.54)          $(0.54)       $(0.57)       $(0.61)       $(0.79)
  From net realized gain on investments
  and foreign currency transactions               --           (0.04)           (0.08)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                               $(0.24)         $(0.58)          $(0.62)       $(0.57)       $(0.61)       $(0.79)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                    $0.00(w)        $0.00(w)         $0.00(w)        $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $7.33           $7.38            $7.61         $7.63         $6.60         $7.07
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                      2.65(n)         4.86             8.28         25.10          2.29         (0.94)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.92(a)         1.94             1.94          1.99          2.02          2.11
Expenses after expense reductions (f)           1.50(a)         1.50             1.52          1.66          1.66          1.66
Net investment income                           6.95(a)         6.88             7.01          7.56          8.67         10.62
Portfolio turnover                                44              66               69            98           104           133
Net assets at end of period
(000 Omitted)                                $94,826         $92,613         $101,113       $84,643       $38,130       $17,518
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                                YEARS ENDED 1/31
                                                ENDED      --------------------------------------------------------------------
CLASS I                                       7/31/06            2006            2005          2004          2003          2002
                                          (UNAUDITED)
Net asset value, beginning of period            $7.42           $7.65           $7.68         $6.64         $7.10         $8.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.29           $0.59           $0.55         $0.63         $0.64         $0.59
  Net realized and unrealized gain (loss)
  on investments and foreign currency           (0.06)          (0.16)           0.12          1.05         (0.42)        (0.67)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $0.23           $0.43           $0.67         $1.68         $0.22        $(0.08)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.28)         $(0.62)         $(0.62)       $(0.64)       $(0.68)       $(0.86)
  From net realized gain on investments
  and foreign currency transactions                --           (0.04)          (0.08)           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                $(0.28)         $(0.66)         $(0.70)       $(0.64)       $(0.68)       $(0.86)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                     $0.00(w)        $0.00(w)        $0.00(w)        $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $7.37           $7.42           $7.65         $7.68         $6.64         $7.10
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                          3.17(n)         5.92            9.23         26.41          3.45         (0.74)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.93(a)         0.94            0.93          0.99          1.02          1.11
Expenses after expense reductions (f)            0.50(a)         0.50            0.51          0.66          0.66          0.66
Net investment income                            7.94(a)         7.86            7.75          8.66          9.76         10.25
Portfolio turnover                                 44              66              69            98           104           133
Net assets at end of period
(000 Omitted)                                 $47,828         $46,871         $33,556        $3,434        $2,508          $155
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts and swap agreements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

CREDIT DEFAULT SWAPS - The fund may enter into credit default swaps to limit or to reduce risk exposure of the fund to credit events such as bankruptcy, failure to pay, or a restructuring of corporate and sovereign issuers. The fund may also use credit default swaps to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the fund is not otherwise exposed. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer on its obligation.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                         1/31/06        1/31/05
Ordinary income (including any short-term
  capital gains)                                     $45,471,541    $36,308,924
Long-term capital gain                                 1,045,398      1,736,139
-------------------------------------------------------------------------------
Total distributions                                  $46,516,939    $38,045,063

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/06
          Cost of investments                          $620,595,404
          ---------------------------------------------------------
          Gross appreciation                            $11,393,650
          Gross depreciation                            (14,709,615)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(3,315,965)

          AS OF 1/31/06
          Undistributed ordinary income                  $3,624,169
          Post-October capital loss deferral             (4,422,799)
          Other temporary differences                    (3,716,274)
          Net unrealized appreciation (depreciation)      7,385,556

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009.
For the six months ended July 31, 2006, this waiver amounted to $462,816 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended July 31, 2006 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay all of the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses. This written agreement will continue through May 31, 2007. For the six months ended July 31, 2006, this reduction amounted to $847,571 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $72,675 for the six months ended July 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.35%            $620,691
Class B                             0.75%              0.25%              1.00%             1.00%             607,632
Class C                             0.75%              0.25%              1.00%             1.00%             465,927
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $1,694,250

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    July 31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                       $187
              Class B                                   $145,363
              Class C                                     $8,926

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2006, the fee was $306,457, which equated to 0.0993% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2006, these costs amounted to $78,190.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended July 31, 2006 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $256. This amount is included in Independent Trustees' compensation for the six months ended July 31, 2006. The deferred liability for retirement benefits payable to certain Trustees amounted to $8,193 at July 31, 2006, and is included in payable for Independent Trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2006, the fee paid to Tarantino LLC was $2,427. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,829, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $300,332,447 and $258,859,070, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                     7/31/06                           1/31/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                   11,909,498       $88,057,305      23,977,257      $178,646,326
  Class B                                    1,628,812        12,067,993       3,145,326        23,481,984
  Class C                                    1,828,383        13,501,636       3,023,579        22,507,817
  Class I                                      918,365         6,808,517       2,796,435        20,868,063
----------------------------------------------------------------------------------------------------------
                                            16,285,058      $120,435,451      32,942,597      $245,504,190

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    1,251,189        $9,250,637       2,333,406       $17,291,324
  Class B                                      295,933         2,195,264         769,335         5,723,400
  Class C                                      221,157         1,631,355         506,375         3,745,237
  Class I                                       18,581           137,822          40,352           299,617
----------------------------------------------------------------------------------------------------------
                                             1,786,860       $13,215,078       3,649,468       $27,059,578

Shares reacquired
  Class A                                   (8,999,897)     $(66,482,465)    (17,086,602)    $(126,841,975)
  Class B                                   (2,774,728)      (20,532,435)     (6,802,691)      (50,722,310)
  Class C                                   (1,661,853)      (12,267,829)     (4,263,101)      (31,585,150)
  Class I                                     (763,595)       (5,644,293)       (903,916)       (6,722,281)
----------------------------------------------------------------------------------------------------------
                                           (14,200,073)    $(104,927,022)    (29,056,310)    $(215,871,716)

Net change
  Class A                                    4,160,790       $30,825,477       9,224,061       $69,095,675
  Class B                                     (849,983)       (6,269,178)     (2,888,030)      (21,516,926)
  Class C                                      387,687         2,865,162        (733,147)       (5,332,096)
  Class I                                      173,351         1,302,046       1,932,871        14,445,399
----------------------------------------------------------------------------------------------------------
                                             3,871,845       $28,723,507       7,535,755       $56,692,052

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended
July 31, 2006, the fund's commitment fee and interest expense were $1,958 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters and that MFS has agreed in writing to observe an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction and expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction and expense limitation described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the fund's investment advisory agreement with MFS will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) HIGH INCOME FUND

LETTER FROM THE CEO                                   1
-------------------------------------------------------
PORTFOLIO COMPOSITION                                 2
-------------------------------------------------------
EXPENSE TABLE                                         3
-------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              5
-------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                  18
-------------------------------------------------------
STATEMENT OF OPERATIONS                              21
-------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                  22
-------------------------------------------------------
FINANCIAL HIGHLIGHTS                                 23
-------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                        32
-------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT        44
-------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                49
-------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                       49
-------------------------------------------------------
CONTACT INFORMATION                          BACK COVER
-------------------------------------------------------

Fund objective: To provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        7/31/06
                                                                        MFH-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2006


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                      92.5%
              Common Stocks                               2.0%
              Convertible Preferred Stocks                1.0%
              Preferred Stocks                            0.3%
              Cash & Other Net Assets                     4.2%

              TOP FIVE INDUSTRIES (i)

              Automotive                                  9.8%
              ------------------------------------------------
              Gaming & Lodging                            7.3%
              ------------------------------------------------
              Medical & Health Technology &
              Services                                    5.7%
              ------------------------------------------------
              Chemicals                                   5.6%
              ------------------------------------------------
              Forest & Paper Products                     4.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                         0.3%
              ------------------------------------------------
              A                                           0.1%
              ------------------------------------------------
              BBB                                         1.4%
              ------------------------------------------------
              BB                                         32.6%
              ------------------------------------------------
              B                                          46.0%
              ------------------------------------------------
              CCC                                        19.2%
              ------------------------------------------------
              CC                                          0.3%
              ------------------------------------------------
              Not Rated                                   0.1%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         4.5
              ------------------------------------------------
              Average Life (m)                        7.8 yrs.
              ------------------------------------------------
              Average Maturity (m)                    8.3 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                     B
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 7/31/06.

Percentages are based on net assets as of 7/31/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2006 through July 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    2/01/06-
Class                       Ratio      2/01/06        7/31/06         7/31/06
--------------------------------------------------------------------------------
        Actual               1.03%   $1,000.00        $1,018.30         $5.15
  A     ------------------------------------------------------------------------
        Hypothetical (h)     1.03%   $1,000.00        $1,019.69         $5.16
--------------------------------------------------------------------------------
        Actual               1.73%   $1,000.00        $1,014.80         $8.64
  B    -------------------------------------------------------------------------
        Hypothetical (h)     1.73%   $1,000.00        $1,016.22         $8.65
--------------------------------------------------------------------------------
        Actual               1.73%   $1,000.00        $1,014.80         $8.64
  C     ------------------------------------------------------------------------
        Hypothetical (h)     1.73%   $1,000.00        $1,016.22         $8.65
--------------------------------------------------------------------------------
        Actual               0.73%   $1,000.00        $1,019.80         $3.66
  I     ------------------------------------------------------------------------
        Hypothetical (h)     0.73%   $1,000.00        $1,021.17         $3.66
--------------------------------------------------------------------------------
        Actual               1.23%   $1,000.00        $1,017.30         $6.15
  R     ------------------------------------------------------------------------
        Hypothetical (h)     1.23%   $1,000.00        $1,018.70         $6.16
--------------------------------------------------------------------------------
        Actual               1.83%   $1,000.00        $1,014.30         $9.14
  R1    ------------------------------------------------------------------------
        Hypothetical (h)     1.83%   $1,000.00        $1,015.72         $9.15
--------------------------------------------------------------------------------
        Actual               1.48%   $1,000.00        $1,016.10         $7.40
  R2    ------------------------------------------------------------------------
        Hypothetical (h)     1.48%   $1,000.00        $1,017.46         $7.40
--------------------------------------------------------------------------------
        Actual               1.38%   $1,000.00        $1,013.90         $6.89
  R3    ------------------------------------------------------------------------
        Hypothetical (h)     1.38%   $1,000.00        $1,017.95         $6.90
--------------------------------------------------------------------------------
        Actual               1.13%   $1,000.00        $1,017.80         $5.65
  R4    ------------------------------------------------------------------------
        Hypothetical (h)     1.13%   $1,000.00        $1,019.19         $5.66
--------------------------------------------------------------------------------
        Actual               0.82%   $1,000.00        $1,019.30         $4.11
  R5    ------------------------------------------------------------------------
        Hypothetical (h)     0.82%   $1,000.00        $1,020.73         $4.11
--------------------------------------------------------------------------------
        Actual               1.33%   $1,000.00        $1,016.80         $6.65
  529A  ------------------------------------------------------------------------
        Hypothetical (h)     1.33%   $1,000.00        $1,018.20         $6.66
--------------------------------------------------------------------------------
        Actual               1.97%   $1,000.00        $1,013.50         $9.83
  529B  ------------------------------------------------------------------------
        Hypothetical (h)     1.97%   $1,000.00        $1,015.03         $9.84
--------------------------------------------------------------------------------
        Actual               1.98%   $1,000.00        $1,013.50         $9.88
  529C  ------------------------------------------------------------------------
        Hypothetical (h)     1.98%   $1,000.00        $1,014.98         $9.89
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
7/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.3%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.6%
--------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                       $  6,535,000      $     6,469,650
EchoStar DBS Corp., 6.375%, 2011                                    4,175,000            4,081,063
Granite Broadcasting Corp., 9.75%, 2010                             4,485,000            4,159,838
Hughes Network Systems LLC, 9.5%, 2014 (a)                          3,400,000            3,383,000
Intelsat Ltd., 9.25%, 2016 (a)                                      3,600,000            3,681,000
Intelsat Ltd., 11.25%, 2016 (a)                                     1,255,000            1,267,550
Intelsat Ltd., 0% to 2010, 9.25% to 2015 (a)                        5,720,000            3,875,300
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                  2,330,000            2,306,700
ION Media Networks, Inc., FRN, 11.7569%, 2013 (a)                   6,275,000            6,353,438
XM Satellite Radio, Inc., 9.75%, 2014 (a)                           5,660,000            5,221,350
Young Broadcasting, Inc., 10%, 2011                                 2,840,000            2,605,700
                                                                                   ---------------
                                                                                   $    43,404,589
--------------------------------------------------------------------------------------------------
Aerospace - 1.0%
--------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                     $  4,550,000      $     4,697,875
DRS Technologies, Inc., 7.625%, 2018                                7,680,000            7,660,800
                                                                                   ---------------
                                                                                   $    12,358,675
--------------------------------------------------------------------------------------------------
Airlines - 0.9%
--------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                           $  1,306,292      $     1,228,712
Continental Airlines, Inc., 6.748%, 2017                            2,544,044            2,391,401
Continental Airlines, Inc., 6.795%, 2018                            6,134,367            5,829,550
Continental Airlines, Inc., 7.566%, 2020                            1,926,443            1,889,764
                                                                                   ---------------
                                                                                   $    11,339,427
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
--------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                 $  2,985,000      $     3,343,200
Levi Strauss & Co., 9.75%, 2015                                     2,300,000            2,357,500
                                                                                   ---------------
                                                                                   $     5,700,700
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.2%
--------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037 (z)                                $  5,148,000      $     4,690,713
Asset Securitization Corp., FRN, 8.0091%, 2029                      2,786,991            2,887,120
Asset Securitization Corp., FRN, 8.4991%, 2029 (z)                  2,000,000            1,905,313
Babson CDO Ltd., "D", FRN, 6.8528%, 2018 (a)                        2,385,000            2,385,000
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (z)                       1,000,000              949,190
CWCapital Cobalt CDO Ltd., "F", FRN, 6.79%, 2050 (z)                  610,000              609,902
CWCapital Cobalt CDO Ltd., "G", FRN, 6.99%, 2050 (z)                1,890,000            1,889,698
Falcon Franchise Loan LLC, FRN, 3.9126%, 2023 (i)(z)               15,851,839            2,549,512
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032                                                         2,000,000            1,992,926
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.9553%, 2030 (i)                                                  43,525,455              951,945
Morgan Stanley Capital I, Inc., FRN, 1.4476%, 2039 (a)(i)          23,489,233            1,577,678
TIERS Beach Street Synthetic, CLO, FRN, 9.9639%, 2011 (z)           2,750,000            2,750,000
Wachovia Credit, CDO, FRN, 6.8227%, 2026 (z)                        1,320,000            1,320,000
                                                                                   ---------------
                                                                                   $    26,458,997
--------------------------------------------------------------------------------------------------
Automotive - 8.3%
--------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                 $  2,530,000      $     2,087,250
Cooper Standard Automotive, Inc., 8.375%, 2014                      7,130,000            5,347,500
Ford Motor Credit Co., 6.625%, 2008                                 3,562,000            3,431,303
Ford Motor Credit Co., 5.625%, 2008                                 5,135,000            4,822,479
Ford Motor Credit Co., 5.8%, 2009                                   9,683,000            9,002,227
Ford Motor Credit Co., 9.75%, 2010 (a)                              2,695,000            2,667,376
Ford Motor Credit Co., 8.625%, 2010                                 3,855,000            3,705,877
Ford Motor Credit Co., 7%, 2013                                    13,169,000           11,566,675
General Motors Acceptance Corp., 6.875%, 2011                       6,005,000            5,814,599
General Motors Acceptance Corp., 6.75%, 2014                       25,060,000           23,589,429
General Motors Acceptance Corp., 8%, 2031                          11,870,000           11,640,945
General Motors Corp., 8.375%, 2033                                  6,149,000            5,042,180
Goodyear Tire & Rubber Co., 9%, 2015                               10,220,000            9,836,750
Lear Corp., 5.75%, 2014                                             1,755,000            1,421,550
                                                                                   ---------------
                                                                                   $    99,976,140
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 3.9%
--------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012                              $  3,125,000      $     3,093,750
CCH I Holdings LLC, 9.92%, 2014                                     4,150,000            2,656,000
CCH I Holdings LLC, 11%, 2015                                      18,340,000           16,460,150
CCH II Holdings LLC, 10.25%, 2010                                   5,725,000            5,782,250
CCO Holdings LLC, 8.75%, 2013                                       2,560,000            2,540,800
Corsair B.V., FRN, 11.35%, 2016                                       665,660              665,660
CSC Holdings, Inc., 8.125%, 2009                                    4,730,000            4,842,338
CSC Holdings, Inc., 7.25%, 2012 (a)                                 3,855,000            3,724,894
Mediacom LLC, 9.5%, 2013                                            4,805,000            4,865,063
NTL Cable PLC, 9.125%, 2016                                         1,965,000            1,994,475
                                                                                   ---------------
                                                                                   $    46,625,380
--------------------------------------------------------------------------------------------------
Building - 2.1%
--------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012                      $  9,335,000      $     8,658,213
Interface, Inc., 10.375%, 2010                                      3,391,000            3,704,668
Interface, Inc., 9.5%, 2014                                           600,000              615,000
Nortek Holdings, Inc., 8.5%, 2014                                   3,790,000            3,543,650
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                  12,640,000            8,848,000
                                                                                   ---------------
                                                                                   $    25,369,531
--------------------------------------------------------------------------------------------------
Business Services - 2.1%
--------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                $  1,095,000      $     1,116,900
Iron Mountain, Inc., 7.75%, 2015                                    2,610,000            2,544,750
Nortel Networks Ltd., 10.75%, 2016 (a)                              2,625,000            2,680,781
Northern Telecom Corp., 6.875%, 2023                                2,420,000            1,923,900
SunGard Data Systems, 10.25%, 2015                                  7,645,000            7,750,119
Xerox Corp., 7.625%, 2013                                           9,650,000            9,746,500
                                                                                   ---------------
                                                                                   $    25,762,950
--------------------------------------------------------------------------------------------------
Chemicals - 5.2%
--------------------------------------------------------------------------------------------------
Basell AF SCA, 8.375%, 2015 (a)                                  $ 11,457,000      $    11,127,611
BCP Crystal Holdings Corp., 9.625%, 2014                            2,487,000            2,670,416
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014             1,238,000              978,020
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014          10,547,000            8,226,660
Equistar Chemicals, 10.625%, 2011                                   1,255,000            1,349,125
Equistar Chemicals, LP, 10.125%, 2008                               2,505,000            2,636,513
Hexion U.S. Financial Corp., 9%, 2014                               4,290,000            4,386,525
Huntsman International LLC, 10.125%, 2009                           4,116,000            4,177,740
Huntsman International LLC, 7.375%, 2015 (a)                        5,090,000            4,727,338
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                       7,030,000            5,149,475
Lyondell Chemical Co., 9.5%, 2008                                   1,425,000            1,464,188
Lyondell Chemical Co., 11.125%, 2012                                2,580,000            2,808,975
Nalco Co., 7.75%, 2011                                              4,115,000            4,135,575
Nalco Co., 8.875%, 2013                                             9,090,000            9,180,900
Rockwood Specialties Group, Inc., 10.625%, 2011                         1,000                1,075
                                                                                   ---------------
                                                                                   $    63,020,136
--------------------------------------------------------------------------------------------------
Construction - 0.7%
--------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%, 2015                             $  4,475,000      $     3,982,750
Technical Olympic USA, Inc., 7.5%, 2015                               835,000              647,125
WCI Communities, Inc., 7.875%, 2013                                 4,210,000            3,620,600
                                                                                   ---------------
                                                                                   $     8,250,475
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.4%
--------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                     $  5,710,000      $     5,681,450
Jarden Corp., 9.75%, 2012                                           3,000,000            3,120,000
Playtex Products, Inc., 9.375%, 2011                                3,720,000            3,882,750
Revlon Consumer Products Corp., 9.5%, 2011                          6,775,000            5,724,875
Samsonite Corp., 8.875%, 2011                                       4,220,000            4,378,250
Service Corp. International, 7.75%, 2017 (a)                        4,360,000            4,071,150
Simmons Co., 7.875%, 2014                                           1,070,000            1,008,475
Visant Holding Corp., 8.75%, 2013 (a)                                 865,000              828,238
                                                                                   ---------------
                                                                                   $    28,695,188
--------------------------------------------------------------------------------------------------
Containers - 2.1%
--------------------------------------------------------------------------------------------------
Crown Americas, 7.75%, 2015 (a)                                  $  3,825,000      $     3,772,406
Graham Packaging Co. LP, 9.875%, 2014                               9,205,000            8,951,863
Owens-Brockway Glass Container, Inc., 8.25%, 2013                  12,540,000           12,696,750
                                                                                   ---------------
                                                                                   $    25,421,019
--------------------------------------------------------------------------------------------------
Defense Electronics - 0.8%
--------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                           $  5,275,000      $     4,945,313
L-3 Communications Holdings, Inc., 6.125%, 2014                     4,600,000            4,404,500
                                                                                   ---------------
                                                                                   $     9,349,813
--------------------------------------------------------------------------------------------------
Electronics - 0.7%
--------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                       $  2,550,000      $     2,473,500
Magnachip Semiconductor S.A., 8%, 2014                                560,000              371,000
Sensata Technologies B.V., 8%, 2014 (a)                             5,970,000            5,731,200
                                                                                   ---------------
                                                                                   $     8,575,700
--------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.3%
--------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (a)                                    $  2,140,000      $     2,503,800
Gazprom OAO, 8.625%, 2034 (a)                                         780,000              940,875
                                                                                   ---------------
                                                                                   $     3,444,675
--------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.2%
--------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                      $  1,071,000      $     1,242,360
Russian Ministry of Finance, 12.75%, 2028                             880,000            1,527,152
                                                                                   ---------------
                                                                                   $     2,769,512
--------------------------------------------------------------------------------------------------
Energy - Independent - 3.1%
--------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                $  3,702,000      $     3,618,705
Chesapeake Energy Corp., 6.375%, 2015                               9,700,000            9,118,000
Chesapeake Energy Corp., 6.875%, 2016                               5,615,000            5,418,475
Hilcorp Energy I, 9%, 2016 (a)                                      2,155,000            2,230,425
Newfield Exploration Co., 6.625%, 2014                              7,350,000            7,120,313
Quicksilver Resources, Inc., 7.125%, 2016                           5,870,000            5,547,150
Whiting Petroleum Corp., 7%, 2014                                   4,030,000            3,949,400
                                                                                   ---------------
                                                                                   $    37,002,468
--------------------------------------------------------------------------------------------------
Entertainment - 1.4%
--------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                              $  3,102,000      $     3,086,490
AMC Entertainment, Inc., 11%, 2016                                  3,110,000            3,358,800
Six Flags, Inc., 8.875%, 2010                                       3,685,000            3,551,419
Six Flags, Inc., 9.75%, 2013                                        7,220,000            6,633,375
                                                                                   ---------------
                                                                                   $    16,630,084
--------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 0.7%
--------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                $  3,570,000      $     3,578,925
Michael Foods, Inc., 8%, 2013                                       5,100,000            5,036,250
                                                                                   ---------------
                                                                                   $     8,615,175
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 4.3%
--------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                             $  1,295,000      $     1,233,488
Buckeye Technologies, Inc., 8.5%, 2013                              7,725,000            7,531,875
Graphic Packaging International Corp., 9.5%, 2013                   9,075,000            9,075,000
Jefferson Smurfit Corp., 8.25%, 2012                               15,035,000           14,208,075
JSG Funding LLC, 11.5%, 2015 (a)(p)                            EUR  3,015,670            3,919,016
JSG Funding PLC, 7.75%, 2015                                     $    525,000              479,063
MDP Acquisitions PLC, 9.625%, 2012                                  4,145,000            4,290,075
Millar Western Forest Products Ltd., 7.75%, 2013                    3,810,000            2,886,075
Stone Container Corp., 7.375%, 2014                                 2,995,000            2,665,550
Verso Paper Holdings LLC, 9.125%, 2014 (a)                          2,685,000            2,685,000
Verso Paper Holdings LLC, 11.375%, 2016 (a)                         2,520,000            2,507,400
                                                                                   ---------------
                                                                                   $    51,480,617
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 6.5%
--------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                   $  5,360,000      $     5,025,000
Greektown Holdings, 10.75%, 2013 (a)                                4,515,000            4,774,613
Host Marriott LP, 7.125%, 2013                                      3,165,000            3,168,956
Majestic Star Casino LLC, 9.75%, 2011 (a)                           3,545,000            3,491,825
Mandalay Resort Group, 9.375%, 2010                                 3,525,000            3,718,875
MGM Mirage, Inc., 8.5%, 2010                                        3,075,000            3,209,531
MGM Mirage, Inc., 8.375%, 2011                                      6,215,000            6,385,913
MGM Mirage, Inc., 6.75%, 2013 (a)                                   4,020,000            3,859,200
MGM Mirage, Inc., 5.875%, 2014                                      3,010,000            2,735,338
MGM Mirage, Inc., 6.875%, 2016 (a)                                  3,620,000            3,411,850
Pinnacle Entertainment, Inc., 8.25%, 2012                           3,795,000            3,785,513
Pokagon Gaming Authority, 10.375%, 2014 (a)                         3,755,000            3,923,975
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012             9,200,000            9,706,000
Station Casinos, Inc., 6.5%, 2014                                   8,075,000            7,429,000
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015              7,825,000            7,512,000
Wynn Las Vegas LLC, 6.625%, 2014                                    6,455,000            6,083,838
                                                                                   ---------------
                                                                                   $    78,221,427
--------------------------------------------------------------------------------------------------
Industrial - 3.4%
--------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011 (z)                        $  6,155,000      $     6,616,625
Blount, Inc., 8.875%, 2012                                          1,090,000            1,100,900
Da-Lite Screen Co., Inc., 9.5%, 2011                                2,780,000            2,925,950
Education Management LLC, 8.75%, 2014 (a)                           2,610,000            2,616,525
Education Management LLC, 10.25%, 2016 (a)                          2,830,000            2,858,300
Interline Brands, Inc., 8.125%, 2014 (a)                            1,815,000            1,828,613
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                   7,525,000            7,449,750
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013          6,262,000            5,322,700
Knowledge Learning Corp., 7.75%, 2015 (z)                           2,615,000            2,405,800
Milacron Escrow Corp., 11.5%, 2011                                  5,580,000            5,161,500
RBS Global & Rexnord Corp., 11.75%, 2016 (a)                        2,150,000            2,198,375
                                                                                   ---------------
                                                                                   $    40,485,038
--------------------------------------------------------------------------------------------------
Insurance - 0.6%
--------------------------------------------------------------------------------------------------
UnumProvident Corp., 7.625%, 2011                                $  1,905,000      $     1,991,830
UnumProvident Corp., 6.85%, 2015 (a)                                5,608,000            5,547,080
                                                                                   ---------------
                                                                                   $     7,538,910
--------------------------------------------------------------------------------------------------
Machinery & Tools - 1.6%
--------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                          $  5,125,000      $     4,971,250
Case New Holland, Inc., 9.25%, 2011                                 1,840,000            1,938,900
Case New Holland, Inc., 7.125%, 2014                                9,540,000            9,277,650
Terex Corp., 10.375%, 2011                                          2,490,000            2,619,181
                                                                                   ---------------
                                                                                   $    18,806,981
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 5.5%
--------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                 $  8,750,000      $     6,190,625
DaVita, Inc., 6.625%, 2013                                          2,665,000            2,538,413
DaVita, Inc., 7.25%, 2015                                           5,465,000            5,225,906
Extendicare Health Services, Inc., 6.875%, 2014                     4,390,000            4,565,600
HCA, Inc., 8.75%, 2010                                              1,915,000            1,929,363
HCA, Inc., 7.875%, 2011                                             7,515,000            7,111,069
HCA, Inc., 6.375%, 2015                                            10,370,000            8,321,925
HealthSouth Corp., 10.75%, 2016 (a)                                 8,120,000            7,754,600
Omnicare, Inc., 6.875%, 2015                                        7,650,000            7,382,250
Select Medical Corp., 7.625%, 2015                                  2,115,000            1,797,750
Tenet Healthcare Corp., 9.875%, 2014                                2,755,000            2,631,025
Triad Hospitals, Inc., 7%, 2013                                     3,295,000            3,146,725
US Oncology, Inc., 10.75%, 2014                                     5,435,000            5,896,975
Vanguard Health Holding II, 9%, 2014                                1,375,000            1,330,313
                                                                                   ---------------
                                                                                   $    65,822,539
--------------------------------------------------------------------------------------------------
Metals & Mining - 1.4%
--------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                            $  3,955,000      $     3,767,138
Massey Energy Co., 6.875%, 2013                                     9,180,000            8,468,550
Peabody Energy Corp., 5.875%, 2016                                  5,630,000            5,081,075
                                                                                   ---------------
                                                                                   $    17,316,763
--------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
--------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015                                $  3,050,000      $     2,958,500
AmeriGas Partners LP, 7.125%, 2016                                  3,530,000            3,406,450
                                                                                   ---------------
                                                                                   $     6,364,950
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.5%
--------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                   $  3,165,000      $     3,759,507
Atlas Pipeline Partners LP, 8.125%, 2015 (a)                        3,830,000            3,858,725
Colorado Interstate Gas Co., 5.95%, 2015                            2,880,000            2,656,927
El Paso Energy Corp., 7%, 2011                                      6,820,000            6,760,325
El Paso Energy Corp., 7.75%, 2013                                   3,590,000            3,648,338
El Paso Performance-Linked, 7.75%, 2011 (a)                         3,735,000            3,758,344
Transcontinental Gas Pipe Line Corp., 7%, 2011                      2,705,000            2,752,338
Williams Cos., Inc., 7.125%, 2011                                   2,608,000            2,627,560
                                                                                   ---------------
                                                                                   $    29,822,064
--------------------------------------------------------------------------------------------------
Network & Telecom - 3.7%
--------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                              $  5,260,000      $     5,154,800
Citizens Communications Co., 9.25%, 2011                            5,641,000            6,120,485
Citizens Communications Co., 9%, 2031                               7,010,000            7,185,250
Hawaiian Telecom Communications, Inc., 9.75%, 2013                  3,350,000            3,417,000
Hawaiian Telecom Communications, Inc., 12.5%, 2015                  1,035,000            1,091,925
Nordic Telephone Co. Holdings, 8.875%, 2016 (a)                     3,085,000            3,177,550
Qwest Corp., 7.875%, 2011                                           3,915,000            4,052,025
Qwest Corp., 8.875%, 2012                                           6,255,000            6,739,763
Time Warner Telecom Holdings, Inc., 9.25%, 2014                     1,745,000            1,792,988
Verizon New York, Inc., 7.375%, 2032                                2,872,000            2,903,081
Windstream Corp., 8.625%, 2016 (a)                                  2,685,000            2,792,400
                                                                                   ---------------
                                                                                   $    44,427,267
--------------------------------------------------------------------------------------------------
Oil Services - 1.0%
--------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016 (a)                    $  4,805,000      $     4,480,663
GulfMark Offshore, Inc., 7.75%, 2014                                3,635,000            3,535,038
Hanover Compressor Co., 9%, 2014                                    3,785,000            4,031,025
                                                                                   ---------------
                                                                                   $    12,046,726
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%
--------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                               $  5,130,000      $     5,091,525
--------------------------------------------------------------------------------------------------
Printing & Publishing - 3.5%
--------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                    $  4,790,000      $     4,215,200
Dex Media, Inc., 0% to 2008, 9% to 2013                            10,320,000            8,514,000
Dex Media, Inc., 0% to 2008, 9% to 2013                             6,115,000            5,044,875
MediaNews Group, Inc., 6.875%, 2013                                 6,775,000            6,207,594
PRIMEDIA, Inc., 8.875%, 2011                                        2,785,000            2,652,713
PRIMEDIA, Inc., 8%, 2013                                            2,705,000            2,373,638
R.H. Donnelley Corp., 8.875%, 2016                                  6,185,000            6,161,806
WDAC Subsidiary Corp., 8.375%, 2014 (a)                             6,565,000            6,532,175
                                                                                   ---------------
                                                                                   $    41,702,001
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                   $  3,343,000      $     3,551,938
TFM S.A. de C.V., 12.5%, 2012                                       1,025,000            1,127,500
                                                                                   ---------------
                                                                                   $     4,679,438
--------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                          $  3,030,000      $     3,045,150
--------------------------------------------------------------------------------------------------
Retailers - 2.4%
--------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                $  5,545,000      $     5,378,650
Couche-Tard, Inc., 7.5%, 2013                                       3,740,000            3,730,650
Dollar General Corp., 8.625%, 2010                                  1,715,000            1,813,613
Jean Coutu Group (PJC), Inc., 7.625%, 2012                          3,290,000            3,199,525
Jean Coutu Group (PJC), Inc., 8.5%, 2014                            3,650,000            3,408,188
Neiman Marcus Group, Inc., 9%, 2015                                 3,785,000            3,988,444
Neiman Marcus Group, Inc., 10.375%, 2015                            2,340,000            2,483,325
Steinway Musical Instruments, Inc., 7%, 2014 (a)                    5,415,000            5,184,863
                                                                                   ---------------
                                                                                   $    29,187,258
--------------------------------------------------------------------------------------------------
Specialty Stores - 0.9%
--------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                     $  6,920,000      $     7,023,800
Payless ShoeSource, Inc., 8.25%, 2013                               3,935,000            4,028,456
                                                                                   ---------------
                                                                                   $    11,052,256
--------------------------------------------------------------------------------------------------
Steel - 0.4%
--------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                   $  4,545,000      $     5,010,863
--------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
--------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)         $    500,000      $             0
Pathmark Stores, Inc., 8.75%, 2012                                  1,775,000            1,659,625
                                                                                   ---------------
                                                                                   $     1,659,625
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.9%
--------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                       $  1,090,000      $     1,087,275
Centennial Communications Corp., 10.125%, 2013                      2,365,000            2,495,075
Rogers Wireless, Inc., 6.375%, 2014                                 5,120,000            4,915,200
Rogers Wireless, Inc., 7.5%, 2015                                   3,575,000            3,664,375
Rural Cellular Corp., 9.875%, 2010                                  4,275,000            4,424,625
Wind Acquisition Finance S.A., 10.75%, 2015 (a)                     5,180,000            5,581,450
                                                                                   ---------------
                                                                                   $    22,168,000
--------------------------------------------------------------------------------------------------
Tobacco - 0.6%
--------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012 (a)                         $  3,715,000      $     3,742,625
Reynolds American, Inc., 7.3%, 2015 (a)                             3,175,000            3,177,080
                                                                                   ---------------
                                                                                   $     6,919,705
--------------------------------------------------------------------------------------------------
Transportation - Services - 1.2%
--------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014 (a)                                    $  7,405,000      $     7,719,713
Stena AB, 7.5%, 2013                                                1,785,000            1,726,988
Stena AB, 7%, 2016                                                  4,610,000            4,287,300
Westinghouse Air Brake Technologies Corp., 6.875%, 2013             1,048,000            1,032,280
                                                                                   ---------------
                                                                                   $    14,766,281
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.0%
--------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016 (a)                           $  2,670,000      $     2,636,625
Empresa Nacional de Electricidad S.A., 8.35%, 2013                  3,610,000            3,944,824
Enersis S.A., 7.375%, 2014                                          1,882,000            1,938,915
Midwest Generation LLC, 8.75%, 2034                                 7,100,000            7,552,625
Mirant North American LLC, 7.375%, 2013                             6,285,000            6,041,456
Mission Energy Holding Co., 13.5%, 2008                             5,095,000            5,693,663
NRG Energy, Inc., 7.375%, 2016                                     15,765,000           15,410,266
Reliant Energy, Inc., 6.75%, 2014                                     755,000              705,925
Reliant Resources, Inc., 9.25%, 2010                                3,710,000            3,802,750
Reliant Resources, Inc., 9.5%, 2013                                    90,000               92,250
                                                                                   ---------------
                                                                                   $    47,819,299
--------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,092,382,674)                                      $ 1,074,205,317
--------------------------------------------------------------------------------------------------
Common Stocks - 2.0%
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.3%
--------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                   393,554      $     3,313,725
--------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                         79,200      $     5,820,408
--------------------------------------------------------------------------------------------------
Chemicals - 0.2%
--------------------------------------------------------------------------------------------------
Huntsman Corp. (n)                                                    184,100      $     2,936,395
--------------------------------------------------------------------------------------------------
Containers - 0.3%
--------------------------------------------------------------------------------------------------
Crown Holdings, Inc. (n)                                              235,400      $     3,921,764
--------------------------------------------------------------------------------------------------
Energy - Independent - 0.2%
--------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                         55,370      $     2,111,812
--------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.1%
--------------------------------------------------------------------------------------------------
HCA, Inc.                                                              27,400      $     1,346,984
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.0%
--------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (n)                                             1,087      $             0
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.0%
--------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (n)                           206,408      $             0
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
--------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)                                               86      $         1,196
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.1%
--------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                45,942      $       996,023
--------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
--------------------------------------------------------------------------------------------------
NTL, Inc.                                                              74,900      $     1,711,465
Windstream Corp.                                                      112,200            1,405,866
XO Holdings, Inc. (n)                                                     448                1,770
                                                                                   ---------------
                                                                                   $     3,119,101
--------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $26,333,356)                                 $    23,567,408
--------------------------------------------------------------------------------------------------

Floating Rate Loans - 1.3% (g)(r)
--------------------------------------------------------------------------------------------------
Automotive - 0.4%
--------------------------------------------------------------------------------------------------
Lear Corp., Term Loan, 7.93%, 2012                               $  4,659,465      $     4,621,607
--------------------------------------------------------------------------------------------------
Containers - 0.3%
--------------------------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Second Lien Term Loan,
10.4%, 2013                                                      $  3,317,424      $     3,345,068
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.6%
--------------------------------------------------------------------------------------------------
Gulfside Casino, Inc., Term Loan B, 10.44%, 2012                 $  8,092,481      $     8,092,481
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.0%
--------------------------------------------------------------------------------------------------
CDX Funding, Second Lien Term Loan, 10.75%, 2013                 $    100,000      $       101,083
--------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $16,172,203)                           $    16,160,239
--------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 1.0%
--------------------------------------------------------------------------------------------------
Automotive - 0.5%
--------------------------------------------------------------------------------------------------
General Motors Corp., "B", 5.25%                                      314,179      $     6,173,617
--------------------------------------------------------------------------------------------------
Real Estate - 0.5%
--------------------------------------------------------------------------------------------------
Mills Corp., 6.75% (z)                                                  4,850      $     3,867,875
Mills Corp., "F", 6.75%                                                 1,950            1,555,125
                                                                                   ---------------
                                                                                   $     5,423,000
--------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST, $10,736,355)                                                     $    11,596,617
--------------------------------------------------------------------------------------------------
Preferred Stocks - 0.3%
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.3%
--------------------------------------------------------------------------------------------------
Ion Media Networks, Inc., 14.25% (p)                                      158      $     1,350,900
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                     2,034            2,191,635
                                                                                   ---------------
                                                                                   $     3,542,535
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
--------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14% (n)(p)                                 8,899      $             0
--------------------------------------------------------------------------------------------------
Real Estate - 0.0%
--------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, "B", 8.75%                                 4,500      $       116,235
--------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (IDENTIFIED COST, $3,405,898)                               $     3,658,770
--------------------------------------------------------------------------------------------------

Warrants - 0.0%
--------------------------------------------------------------------------------------------------
                                           STRIKE         FIRST
ISSUER                                      PRICE      EXERCISE      SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.0%
--------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (n)               $45.24       9/16/00           3,440    $        18,920
--------------------------------------------------------------------------------------------------
Business Services - 0.0%
--------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (n)      $ 0.14       1/28/97           5,000    $             0
Loral Space & Communications Ltd. (n)        0.14       1/28/97          11,775                  0
                                                                                   ---------------
                                                                                   $             0
--------------------------------------------------------------------------------------------------
Computer Software - 0.0%
--------------------------------------------------------------------------------------------------
Cybernet Internet Services (n)             $22.28      10/29/99           3,385    $             0
--------------------------------------------------------------------------------------------------
Network & Telecom - 0.0%
--------------------------------------------------------------------------------------------------
Knology, Inc. (n)(z)                       $ 0.10      11/22/97           2,475    $         5,781
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
--------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (n)               $52.00      12/31/02             141    $            14
--------------------------------------------------------------------------------------------------
Telephone Services - 0.0%
--------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (n)                 $ 0.00       8/01/00          11,650    $             0
XO Holdings, Inc., "A" (n)                   6.25       5/27/03           3,537              1,804
XO Holdings, Inc., "B" (n)                   7.50       5/27/03           2,653                929
XO Holdings, Inc., "C" (n)                  10.00       5/27/03           2,653                531
                                                                                   ---------------
                                                                                   $         3,264
--------------------------------------------------------------------------------------------------
TOTAL WARRANTS (IDENTIFIED COST, $1,279,306)                                       $        27,979
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.29%, due 8/01/06, at
Amortized Cost and Value (y)                                       $45,078,000         $45,078,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,195,387,792) (k)                            $ 1,174,294,330
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.4%                                                   28,941,647
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $ 1,203,235,977
--------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,768,995, representing 14.7% of net assets.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,051,521,621 and 89.54% of market value. An independent pricing service provided an evaluated bid for 88.88% of the market value.
(n) Non-income producing security.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

--------------------------------------------------------------------------------------------------
                                                                           CURRENT
                                           ACQUISITION    ACQUISITION       MARKET      TOTAL % OF
RESTRICTED SECURITIES                          DATE           COST          VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011         8/08/03      $6,155,000    $6,616,625
Anthracite CDO Ltd., 6%, 2037                 5/14/02       3,322,615     4,690,713
Asset Securitization Corp., FRN,
8.4991%, 2029                                 1/25/05       1,726,172     1,905,313
CWCapital Cobalt CDO Ltd., "E2",
6%, 2045                                      3/20/06         957,539       949,190
CWCapital Cobalt CDO Ltd., "F", FRN,
6.79%, 2050                                   4/12/06         610,000       609,902
CWCapital Cobalt CDO Ltd., "G", FRN,
6.99%, 2050                                   4/12/06       1,890,000     1,889,698
Falcon Franchise Loan LLC, FRN,
3.9126%, 2023                                 1/29/03       2,847,399     2,549,512
Knology, Inc.                                10/16/97           5,980         5,781
Knowledge Learning Corp., 7.75%, 2015         1/28/05       2,615,000     2,405,800
Mills Corp., 6.75%                            3/30/06          38,194     3,867,875
TIERS Beach Street Synthetic, CLO, FRN,
9.9639%, 2011                                 5/17/06       2,750,000     2,750,000
Wachovia Credit, CDO, FRN,
6.8227%, 2026                                 6/08/06       1,320,000     1,320,000
--------------------------------------------------------------------------------------------------

Total Restricted Securities                                             $29,560,409       2.5%
--------------------------------------------------------------------------------------------------

UNFUNDED LOAN COMMITMENTS

As  of July 31, 2006, the portfolio had unfunded loan commitments of $1,061,576, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                   UNFUNDED          UNREALIZED
                                                                     LOAN           APPRECIATION
BORROWER                                                          COMMITMENT       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
Bluegrass Container Co. LLC, Second Lien Term Loan, 2013          $1,061,576           $8,846

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                        NET
                                                                                    UNREALIZED
   CONTRACTS TO                                                   CONTRACTS        APPRECIATION
  DELIVER/RECEIVE        SETTLEMENT DATE      IN EXCHANGE FOR     AT VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------
SALES
  EUR    3,558,719                8/21/06       $4,518,147       $4,552,005         $(33,858)
  GBP      788,716                8/02/06        1,470,325        1,473,191           (2,866)
------------------------------------------------------------------------------------------------
                                                $5,988,472       $6,025,196         $(36,724)
------------------------------------------------------------------------------------------------
PURCHASES
  EUR    3,477,772                8/21/06       $4,429,871       $4,448,464         $ 18,593
  GBP    1,577,432     8/02/06 - 10/02/06        2,951,665        2,948,254           (3,411)
------------------------------------------------------------------------------------------------
                                                $7,381,536       $7,396,718         $ 15,182
------------------------------------------------------------------------------------------------

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ADR            American Depository Receipt
CDO            Collateralized Debt Obligation
CLO            Collateralized Loan Obligation
FRN            Floating Rate Note. The interest rate is the rate in effect as of period end.
REIT           Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR            Euro
GBP            British Pound

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 7/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,195,387,792)          $1,174,294,330
Cash                                                                     28,824
Foreign currency, at value (identified cost, $12,390)                    12,374
Receivable for forward foreign currency exchange contracts               21,403
Receivable for investments sold                                      30,274,827
Receivable for fund shares sold                                       1,771,694
Interest and dividends receivable                                    21,815,123
Unrealized appreciation on unfunded loan commitments                      8,846
Other assets                                                              9,829
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,228,237,250
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,904,542
Payable for forward foreign currency exchange contracts                  42,945
Payable for investments purchased                                    20,133,226
Payable for fund shares reacquired                                    2,123,186
Payable to affiliates
  Management fee                                                         60,407
  Shareholder servicing costs                                           184,552
  Distribution and service fees                                          55,202
  Administrative services fee                                             2,509
  Program manager fees                                                       38
  Retirement plan administration and services fees                           89
Payable for independent trustees' compensation                          134,776
Accrued expenses and other liabilities                                  359,801
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $25,001,273
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,203,235,977
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,661,516,403
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         (21,105,508)
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (435,464,978)
Accumulated distributions in excess of net investment income         (1,709,940)
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,203,235,977
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   319,662,309
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $631,018,391
  Shares outstanding                                                167,774,844
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $3.76
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $3.95
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $220,134,510
  Shares outstanding                                                 58,351,430
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.77
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $90,240,716
  Shares outstanding                                                 23,871,559
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.78
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $250,629,412
  Shares outstanding                                                 66,685,550
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.76
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,986,854
  Shares outstanding                                                  1,324,374
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.77
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $256,415
  Shares outstanding                                                     68,019
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.77
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $384,620
  Shares outstanding                                                    102,095
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.77
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,861,269
  Shares outstanding                                                    494,438
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.76
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,266,514
  Shares outstanding                                                    602,796
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.76
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $53,626
  Shares outstanding                                                     14,259
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                       $3.76
-------------------------------------------------------------------------------------------------------
Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $784,539
  Shares outstanding                                                    208,652
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $3.76
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $3.95
-------------------------------------------------------------------------------------------------------
Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $168,338
  Shares outstanding                                                     44,770
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.76
-------------------------------------------------------------------------------------------------------
Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $450,773
  Shares outstanding                                                    119,523
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $3.77
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                           $50,374,791
  Dividends                                                            1,040,371
  Foreign taxes withheld                                                 (19,509)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                     $51,395,653
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $2,904,621
  Distribution and service fees                                        2,752,421
  Program manager fees                                                     1,695
  Shareholder servicing costs                                          1,016,361
  Administrative services fee                                            104,768
  Retirement plan administration and services fees                         4,200
  Independent trustees' compensation                                      20,519
  Custodian fee                                                          253,862
  Shareholder communications                                              73,374
  Auditing fees                                                           29,494
  Legal fees                                                               4,275
  Miscellaneous                                                          183,771
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,349,361
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (77,564)
  Reduction of expenses by investment adviser                             (4,977)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $7,266,820
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $44,128,833
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $(1,089,773)
  Foreign currency transactions                                         (784,501)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                       $(1,874,274)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(21,286,934)
  Translation of assets and liabilities in foreign currencies            635,419
  Unfunded loan commitments                                                8,846
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $(20,642,669)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $(22,516,943)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $21,611,890
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     7/31/06                    1/31/06
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $44,128,833                $92,983,426
Net realized gain (loss) on investments and foreign
currency transactions                                             (1,874,274)                (5,942,538)
Net unrealized gain (loss) on investments and foreign
currency translation                                             (20,642,669)               (39,704,561)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $21,611,890                $47,336,327
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(22,823,968)              $(55,578,562)
  Class B                                                         (7,648,257)               (22,027,569)
  Class C                                                         (3,020,536)                (8,430,256)
  Class I                                                         (8,671,378)               (15,874,191)
  Class R                                                           (173,349)                  (371,890)
  Class R1                                                            (7,250)                    (8,590)
  Class R2                                                            (9,183)                   (10,613)
  Class R3                                                           (49,613)                   (43,025)
  Class R4                                                           (52,780)                    (4,947)
  Class R5                                                            (1,863)                    (3,390)
  Class 529A                                                         (24,953)                   (55,508)
  Class 529B                                                          (4,782)                   (10,029)
  Class 529C                                                         (12,839)                   (25,326)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(42,500,751)             $(102,443,896)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(103,123,008)             $(120,835,566)
-------------------------------------------------------------------------------------------------------
Redemption fees                                                       $6,386                     $6,191
-------------------------------------------------------------------------------------------------------
Total change in net assets                                     $(124,005,483)             $(175,936,944)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,327,241,460              1,503,178,404
At end of period (including accumulated distributions
in excess of net investment income of $1,709,940 and
$3,338,022, respectively)                                     $1,203,235,977             $1,327,241,460
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.


                                        SIX MONTHS                                 YEARS ENDED 1/31
                                             ENDED      -----------------------------------------------------------------------
CLASS A                                    7/31/06             2006             2005           2004          2003          2002
                                       (UNAUDITED)
Net asset value,
beginning of period                          $3.82            $3.98            $3.98          $3.52         $3.78         $4.44
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.13            $0.27            $0.29          $0.30         $0.33         $0.41
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   (0.06)           (0.13)            0.01(g)        0.46         (0.25)        (0.65)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.07            $0.14            $0.30          $0.76         $0.08        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.13)          $(0.30)          $(0.30)        $(0.30)       $(0.34)       $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                  $0.00(w)         $0.00(w)         $0.00(w)         $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $3.76            $3.82            $3.98          $3.98         $3.52         $3.78
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    1.83(n)          3.61             7.74          22.83          2.34         (5.50)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.03(a)          1.00             0.99           0.99          1.00          1.06
Expenses after expense reductions (f)         1.03(a)          1.00             0.99            N/A           N/A           N/A
Net investment income                         7.13(a)          6.85             7.31           7.87          9.32         10.12
Portfolio turnover                              46               51               68             81            80            72
Net assets at end of period
(000 Omitted)                             $631,018         $703,305         $799,651       $934,958      $769,069      $746,096
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 1/31
                                             ENDED      -----------------------------------------------------------------------
CLASS B                                    7/31/06             2006             2005           2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                          $3.83            $3.99            $3.99          $3.53         $3.79         $4.44
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.12            $0.24            $0.26          $0.27         $0.31         $0.38
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   (0.06)           (0.13)            0.01(g)        0.47         (0.26)        (0.64)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.06            $0.11            $0.27          $0.74         $0.05        $(0.26)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.12)          $(0.27)          $(0.27)        $(0.28)       $(0.31)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                  $0.00(w)         $0.00(w)         $0.00(w)         $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $3.77            $3.83            $3.99          $3.99         $3.53         $3.79
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    1.48(n)          2.90             7.10          21.65          1.64         (5.94)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.73(a)          1.72             1.69           1.69          1.70          1.76
Expenses after expense reductions (f)         1.73(a)          1.72             1.69            N/A           N/A           N/A
Net investment income                         6.43(a)          6.26             6.63           7.18          8.65          9.45
Portfolio turnover                              46               51               68             81            80            72
Net assets at end of period
(000 Omitted)                             $220,135         $275,363         $379,253       $471,520      $411,533      $439,987
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                                 YEARS ENDED 1/31
                                             ENDED      -----------------------------------------------------------------------
CLASS C                                    7/31/06             2006             2005           2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                          $3.84            $4.00            $4.00          $3.54         $3.80         $4.45
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.12            $0.24            $0.26          $0.27         $0.30         $0.38
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                   (0.06)           (0.13)            0.01(g)        0.47         (0.25)        (0.64)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $0.06            $0.11            $0.27          $0.74         $0.05        $(0.26)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.12)          $(0.27)          $(0.27)        $(0.28)       $(0.31)       $(0.39)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                  $0.00(w)         $0.00(w)         $0.00(w)         $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $3.78            $3.84            $4.00          $4.00         $3.54         $3.80
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    1.48(n)          2.91             7.10          21.61          1.64         (5.91)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.73(a)          1.72             1.69           1.69          1.70          1.76
Expenses after expense reductions (f)         1.73(a)          1.72             1.69            N/A           N/A           N/A
Net investment income                         6.43(a)          6.26             6.63           7.18          8.59          9.39
Portfolio turnover                              46               51               68             81            80            72
Net assets at end of period
(000 Omitted)                              $90,241         $108,181         $148,073       $214,915      $183,364      $160,798
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                               YEARS ENDED 1/31
                                               ENDED      ---------------------------------------------------------------------
CLASS I                                      7/31/06             2006             2005           2004         2003         2002
                                         (UNAUDITED)

Net asset value,
beginning of period                            $3.82            $3.98            $3.98          $3.52        $3.78        $4.43
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                    $0.14            $0.28            $0.29          $0.30        $0.33        $0.42
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                     (0.06)           (0.13)            0.02(g)        0.47        (0.24)       (0.64)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.08            $0.15            $0.31          $0.77        $0.09       $(0.22)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                  $(0.14)          $(0.31)          $(0.31)        $(0.31)      $(0.35)      $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                                    $0.00(w)         $0.00(w)         $0.00(w)         $--          $--          $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $3.76            $3.82            $3.98          $3.98        $3.52        $3.78
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                         1.98(n)          3.92             8.17          22.88         2.66        (4.99)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          0.73(a)          0.71             0.68           0.69         0.70         0.76
Expenses after expense reductions (f)           0.73(a)          0.71             0.68            N/A          N/A          N/A
Net investment income                           7.41(a)          7.24             7.55           8.03         9.58        10.43
Portfolio turnover                                46               51               68             81           80           72
Net assets at end of period
(000 Omitted)                               $250,629         $231,455         $170,679        $93,887      $26,373      $19,352
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                           YEARS ENDED 1/31
                                                     ENDED       -----------------------------------------------------------
CLASS R                                            7/31/06            2006             2005             2004         2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $3.83           $3.98            $3.98            $3.52           $3.51
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.13           $0.26            $0.28            $0.28           $0.02
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   (0.06)          (0.12)            0.01(g)          0.48            0.02(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07           $0.14            $0.29            $0.76           $0.04
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.13)         $(0.29)          $(0.29)          $(0.30)         $(0.03)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $0.00(w)        $0.00(w)         $0.00(w)           $--             $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.77           $3.83            $3.98            $3.98           $3.52
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.73(n)         3.68             7.63            22.29            1.03(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.23(a)         1.21             1.18             1.20            1.20(a)
Expenses after expense reductions (f)                 1.23(a)         1.21             1.18              N/A             N/A
Net investment income                                 6.92(a)         6.76             7.06             7.46            7.97(a)
Portfolio turnover                                      46              51               68               81              80
Net assets at end of period (000 Omitted)           $4,987          $5,422           $4,021           $1,359             $40
----------------------------------------------------------------------------------------------------------------------------

                                                                                             SIX MONTHS            YEAR ENDED
CLASS R1                                                                                  ENDED 7/31/06            1/31/06(i)
                                                                                            (UNAUDITED)
Net asset value, beginning of period                                                              $3.83                 $3.89
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                       $0.12                 $0.19
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                            (0.07)                (0.03)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.05                 $0.16
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                     $(0.11)               $(0.22)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                                      $0.00(w)              $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $3.77                 $3.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            1.43(n)               4.28(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                             1.93(a)               1.91(a)
Expenses after expense reductions (f)                                                              1.83(a)               1.85(a)
Net investment income                                                                              6.33(a)               6.08(a)
Portfolio turnover                                                                                   46                    51
Net assets at end of period (000 Omitted)                                                          $256                  $231
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                             SIX MONTHS            YEAR ENDED
CLASS R2                                                                                  ENDED 7/31/06            1/31/06(i)
                                                                                            (UNAUDITED)

Net asset value, beginning of period                                                              $3.83                 $3.89
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                       $0.13                 $0.21
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                            (0.07)                (0.04)(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                  $0.06                 $0.17
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                     $(0.12)               $(0.23)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                                      $0.00(w)              $0.00(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                    $3.77                 $3.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                            1.61(n)               4.56(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                             1.63(a)               1.59(a)
Expenses after expense reductions (f)                                                              1.48(a)               1.51(a)
Net investment income                                                                              6.69(a)               6.50(a)
Portfolio turnover                                                                                   46                    51
Net assets at end of period (000 Omitted)                                                          $385                  $277
-----------------------------------------------------------------------------------------------------------------------------

                                                          SIX MONTHS                         YEARS ENDED 1/31
                                                               ENDED         ------------------------------------------------
CLASS R3                                                     7/31/06               2006               2005            2004(i)
                                                         (UNAUDITED)
Net asset value, beginning of period                           $3.83              $3.98              $3.98              $3.85
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.13              $0.24              $0.25              $0.07
  Net realized and unrealized gain (loss) on
  investments and foreign currency                             (0.08)             (0.11)              0.03(g)            0.13(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.05              $0.13              $0.28              $0.20
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.12)            $(0.28)            $(0.28)            $(0.07)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                   $0.00(w)           $0.00(w)           $0.00(w)             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $3.76              $3.83              $3.98              $3.98
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         1.39(n)            3.45               7.37               5.32(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.48(a)            1.46               1.49               1.43(a)
Expenses after expense reductions (f)                           1.38(a)            1.42               1.49                N/A
Net investment income                                           6.78(a)            6.61               6.58               7.07(a)
Portfolio turnover                                                46                 51                 68                 81
Net assets at end of period (000 Omitted)                     $1,861             $1,212               $246                $42
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             SIX MONTHS            YEAR ENDED
CLASS R4                                                                  ENDED 7/31/06            1/31/06(i)
                                                                            (UNAUDITED)
Net asset value, beginning of period                                              $3.82                 $3.88
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.14                 $0.21
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            (0.07)                (0.02)(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.07                 $0.19
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.13)               $(0.25)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                      $0.00(w)              $0.00(w)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $3.76                 $3.82
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            1.78(n)               4.94(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.13(a)               1.15(a)
Expenses after expense reductions (f)                                              1.13(a)               1.15(a)
Net investment income                                                              7.03(a)               6.73(a)
Portfolio turnover                                                                   46                    51
Net assets at end of period (000 Omitted)                                        $2,267                  $393
-------------------------------------------------------------------------------------------------------------

                                                                             SIX MONTHS            YEAR ENDED
CLASS R5                                                                  ENDED 7/31/06            1/31/06(i)
                                                                            (UNAUDITED)
Net asset value, beginning of period                                              $3.82                 $3.88
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.14                 $0.23
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                            (0.07)                (0.03)(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.07                 $0.20
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.13)               $(0.26)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                      $0.00(w)              $0.00(w)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $3.76                 $3.82
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            1.93(n)               5.20(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             0.82(a)               0.80(a)
Expenses after expense reductions (f)                                              0.82(a)               0.80(a)
Net investment income                                                              7.33(a)               7.11(a)
Portfolio turnover                                                                   46                    51
Net assets at end of period (000 Omitted)                                           $54                   $53
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                              YEARS ENDED 1/31
                                                  ENDED       --------------------------------------------------------------
CLASS 529A                                      7/31/06             2006              2005              2004         2003(i)
                                            (UNAUDITED)
Net asset value, beginning of period              $3.82            $3.98             $3.98             $3.52           $3.42
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.13            $0.26             $0.27             $0.28           $0.13
  Net realized and unrealized gain (loss)
  on investments and foreign currency             (0.07)           (0.14)             0.02(g)           0.47            0.13(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.06            $0.12             $0.29             $0.75           $0.26
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.12)          $(0.28)           $(0.29)           $(0.29)         $(0.16)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)      $0.00(w)         $0.00(w)          $0.00(w)            $--             $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $3.76            $3.82             $3.98             $3.98           $3.52
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         1.68(n)          3.30              7.53             22.16            7.70(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.33(a)          1.32              1.29              1.30            1.30(a)
Expenses after expense reductions (f)              1.33(a)          1.32              1.29               N/A             N/A
Net investment income                              6.83(a)          6.65              6.97              7.42            8.66(a)
Portfolio turnover                                   46               51                68                81              80
Net assets at end of period (000 Omitted)          $785             $776              $768              $406             $53
----------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS                             YEARS ENDED 1/31
                                                    ENDED       ------------------------------------------------------------
CLASS 529B                                        7/31/06             2006            2005              2004         2003(i)
                                              (UNAUDITED)

Net asset value, beginning of period                $3.82            $3.97           $3.98             $3.52           $3.42
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.12            $0.23           $0.25             $0.25           $0.11
  Net realized and unrealized gain (loss) on
  investments and foreign currency                  (0.07)           (0.12)           0.00(g)(w)        0.48            0.14(g)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.05            $0.11           $0.25             $0.73           $0.25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.11)          $(0.26)         $(0.26)           $(0.27)         $(0.15)
----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)        $0.00(w)         $0.00(w)        $0.00(w)            $--             $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $3.76            $3.82           $3.97             $3.98           $3.52
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           1.35(n)          2.89            6.57             21.39            7.35(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.98(a)          1.96            2.01              1.95            1.95(a)
Expenses after expense reductions (f)                1.97(a)          1.96            2.01               N/A             N/A
Net investment income                                6.18(a)          6.00            6.29              6.80            8.37(a)
Portfolio turnover                                     46               51              68                81              80
Net assets at end of period (000 Omitted)            $168             $157            $139              $119             $31
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                             YEARS ENDED 1/31
                                                     ENDED       ------------------------------------------------------------
CLASS 529C                                         7/31/06             2006            2005              2004         2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $3.83            $3.99           $3.99             $3.53           $3.43
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.12            $0.23           $0.25             $0.26           $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   (0.07)           (0.13)           0.01(g)           0.47            0.12(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.05            $0.10           $0.26             $0.73           $0.25
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.11)          $(0.26)         $(0.26)           $(0.27)         $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)         $0.00(w)         $0.00(w)        $0.00(w)            $--             $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $3.77            $3.83           $3.99             $3.99           $3.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.35(n)          2.64            6.84             21.35            7.33(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.98(a)          1.96            1.97              1.95            1.95(a)
Expenses after expense reductions (f)                 1.98(a)          1.96            1.97               N/A             N/A
Net investment income                                 6.18(a)          6.00            6.31              6.79            8.05(a)
Portfolio turnover                                      46               51              68                81              80
Net assets at end of period (000 Omitted)             $451             $417            $347              $189             $43
-----------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), July 31, 2002 (Classes 529A, 529B, and 529C),
    October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                    1/31/06             1/31/05

Ordinary income (including any short-term
  capital gains)                               $102,443,896        $113,094,388

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/06

          Cost of investments                         $1,225,533,795
          ----------------------------------------------------------
          Gross appreciation                             $13,756,611
          Gross depreciation                             (64,996,076)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(51,239,465)

          AS OF 1/31/06
          Undistributed ordinary income                   $7,790,251
          Capital loss carryforwards                    (389,086,167)
          Post-October capital loss deferral             (13,242,538)
          Other temporary differences                    (11,784,584)
          Net unrealized appreciation (depreciation)     (31,068,527)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          1/31/07                                       $(17,432,351)
          1/31/08                                        (10,853,391)
          1/31/09                                        (24,778,024)
          1/31/10                                       (137,538,425)
          1/31/11                                       (159,064,624)
          1/31/13                                        (19,406,719)
          1/31/14                                        (20,012,633)
          ----------------------------------------------------------
                                                       $(389,086,167)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average daily net assets        0.46%
          Average daily net assets in excess of $1.4 billion    0.44%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.39% of the fund's average daily net assets in excess of $1.4 billion for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2006, the fund's average daily net assets did not exceed $1.4 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended July 31, 2006 was equivalent to an annual effective rate of 0.46% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $33,093 and $561 for the six months ended July 31, 2006, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.30%            $996,377
Class B                             0.75%              0.25%              1.00%             1.00%           1,241,144
Class C                             0.75%              0.25%              1.00%             1.00%             490,225
Class R                             0.25%              0.25%              0.50%             0.50%              13,010
Class R1                            0.50%              0.25%              0.75%             0.75%                 897
Class R2                            0.25%              0.25%              0.50%             0.50%                 712
Class R3                            0.25%              0.25%              0.50%             0.50%               3,800
Class R4                               --              0.25%              0.25%             0.25%               1,945
Class 529A                          0.25%              0.25%              0.50%             0.35%               1,330
Class 529B                          0.75%              0.25%              1.00%             1.00%                 809
Class 529C                          0.75%              0.25%              1.00%             1.00%               2,172
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,752,421

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    July 31, 2006 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to
    March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A and 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A and 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of
    Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2006, were as follows:

                                                              AMOUNT

          Class A                                               $630
          Class B                                           $208,666
          Class C                                             $1,639
          Class 529B                                             $26
          Class 529C                                             $--

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended July 31, 2006, were as follows:

                                                              AMOUNT

          Class 529A                                            $950
          Class 529B                                             202
          Class 529C                                             543
          ----------------------------------------------------------
          Total Program Manager Fees                          $1,695

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2006, the fee was $627,676, which equated to 0.0995% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2006, these costs amounted to $205,625.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended July 31, 2006 was equivalent to an annual effective rate of 0.0166% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended July 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                              ANNUAL
                                                           EFFECTIVE      TOTAL
                                               FEE RATE      RATE(g)     AMOUNT

Class R1                                          0.45%        0.35%       $538
Class R2                                          0.40%        0.25%        569
Class R3                                          0.25%        0.15%      1,900
Class R4                                          0.15%        0.15%      1,167
Class R5                                          0.10%        0.10%         26
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                          $4,200

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended July 31, 2006, this waiver amounted to $1,093 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $3,705. The fund also has an unfunded retirement benefit deferral plan for certain Independent Trustees which resulted in an expense of $1,385. Both amounts are included in Independent trustees' compensation for the six months ended July 31, 2006. The deferred liability for retirement benefits payable to certain Trustees under both plans amounted to $133,096 at July 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2006, the fee paid to Tarantino LLC was $5,332. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,884, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $558,630,575 and $671,316,792, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                SIX MONTHS ENDED                     YEAR ENDED
                                                    7/31/06                          1/31/06 (i)
                                            SHARES           AMOUNT           SHARES            AMOUNT
Shares sold
  Class A                                  13,060,745       $49,618,192       53,094,170      $204,613,715
  Class B                                   1,637,330         6,245,349        8,512,442        33,027,271
  Class C                                   1,257,669         4,802,621        8,349,621        32,524,744
  Class I                                   5,825,221        22,226,593       14,852,538        57,233,094
  Class R                                     213,053           810,509          670,594         2,615,846
  Class R1                                     10,180            38,775           66,771           258,252
  Class R2                                     43,972           166,481           93,309           362,470
  Class R3                                    203,522           775,780          397,413         1,536,498
  Class R4                                    535,063         2,039,656          102,258           389,569
  Class R5                                         --                --           12,886            49,903
  Class 529A                                   19,837            75,347           46,995           181,253
  Class 529B                                    2,662            10,154            7,237            27,829
  Class 529C                                   10,704            40,903           41,648           162,287
----------------------------------------------------------------------------------------------------------
                                           22,819,958       $86,850,360       86,247,882      $332,982,731

Shares issued to shareholders in
reinvestment of distributions
  Class A                                   3,941,984       $14,994,655        9,501,874       $36,674,060
  Class B                                   1,154,869         4,407,867        3,232,023        12,513,655
  Class C                                     486,822         1,861,218        1,319,009         5,121,049
  Class I                                   2,264,201         8,600,758        4,068,920        15,679,773
  Class R                                      44,677           170,073           95,583           368,742
  Class R1                                      1,898             7,233            2,220             8,514
  Class R2                                      2,366             9,004            2,707            10,401
  Class R3                                     13,016            49,453           11,099            42,667
  Class R4                                     13,744            52,087            1,289             4,943
  Class R5                                        490             1,863              883             3,390
  Class 529A                                    6,512            24,750           14,295            55,143
  Class 529B                                    1,258             4,779            2,593             9,994
  Class 529C                                    3,364            12,821            6,512            25,170
----------------------------------------------------------------------------------------------------------
                                            7,935,201       $30,196,561       18,259,007       $70,517,501

Shares reacquired
  Class A                                 (33,167,277)    $(125,964,624)     (79,701,513)    $(308,719,388)
  Class B                                 (16,244,079)      (61,870,161)     (35,002,183)     (135,898,194)
  Class C                                  (6,023,944)      (22,994,183)     (18,557,769)      (72,355,245)
  Class I                                  (1,976,814)       (7,505,420)      (1,280,490)       (4,929,805)
  Class R                                    (349,698)       (1,331,764)        (359,289)       (1,398,275)
  Class R1                                     (4,241)          (16,085)          (8,809)          (33,691)
  Class R2                                    (16,464)          (62,572)         (23,795)          (90,465)
  Class R3                                    (38,725)         (146,736)        (153,808)         (591,663)
  Class R4                                    (48,928)         (185,169)            (630)           (2,404)
  Class 529A                                  (20,749)          (79,316)         (51,419)         (199,388)
  Class 529B                                     (299)           (1,140)          (3,676)          (14,149)
  Class 529C                                   (3,356)          (12,759)         (26,433)         (103,131)
----------------------------------------------------------------------------------------------------------
                                          (57,894,574)    $(220,169,929)    (135,169,814)    $(524,335,798)

Net change
  Class A                                 (16,164,548)     $(61,351,777)     (17,105,469)     $(67,431,613)
  Class B                                 (13,451,880)      (51,216,945)     (23,257,718)      (90,357,268)
  Class C                                  (4,279,453)      (16,330,344)      (8,889,139)      (34,709,452)
  Class I                                   6,112,608        23,321,931       17,640,968        67,983,062
  Class R                                     (91,968)         (351,182)         406,888         1,586,313
  Class R1                                      7,837            29,923           60,182           233,075
  Class R2                                     29,874           112,913           72,221           282,406
  Class R3                                    177,813           678,497          254,704           987,502
  Class R4                                    499,879         1,906,574          102,917           392,108
  Class R5                                        490             1,863           13,769            53,293
  Class 529A                                    5,600            20,781            9,871            37,008
  Class 529B                                    3,621            13,793            6,154            23,674
  Class 529C                                   10,712            40,965           21,727            84,326
----------------------------------------------------------------------------------------------------------
                                          (27,139,415)    $(103,123,008)     (30,662,925)    $(120,835,566)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 8% and 9%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended
July 31, 2006, the fund's commitment fee and interest expense were $4,125 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the ongoing substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the recent restructuring of responsibilities among MFS' senior investment management executives and the addition of a second portfolio manager in 2004. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their meetings and a more in-depth review of the Fund's performance quarterly. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction on assets over $1.4 billion, which is in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint that reduces the fund's advisory fee rate on net assets over $1.4 billion and that the advisory fee associated with such breakpoint is reduced during the period in which the advisory fee reduction described above is in effect. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

MFS(R) MUNICIPAL HIGH INCOME FUND

LETTER FROM THE CEO                                           1
---------------------------------------------------------------
PORTFOLIO COMPOSITION                                         2
---------------------------------------------------------------
EXPENSE TABLE                                                 3
---------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                      5
---------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                          34
---------------------------------------------------------------
STATEMENT OF OPERATIONS                                      36
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                          37
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                         38
---------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                41
---------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                49
---------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                        53
---------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                               53
---------------------------------------------------------------
CONTACT INFORMATION                                  BACK COVER
---------------------------------------------------------------

Fund objective: Seeks to provide high current income exempt from federal income taxes by investing primarily in municipal bonds and notes which may be of medium and lower quality.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        7/31/06
                                                                        MMH-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

  o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.

  o DIVERSIFY within each class to take advantage of different market segments and investing styles.

  o REBALANCE assets regularly to maintain a desired asset allocation.

Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    September 15, 2006


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      98.3%
              Cash & Other Net Assets                     1.7%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             21.4%
              ------------------------------------------------
              Healthcare Revenue - Long-term Care         9.9%
              ------------------------------------------------
              Tax Assessment                              5.6%
              ------------------------------------------------
              Tobacco                                     5.3%
              ------------------------------------------------
              Industrial Revenue - Airlines               4.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        23.7%
              ------------------------------------------------
              AA                                          2.2%
              ------------------------------------------------
              A                                           6.8%
              ------------------------------------------------
              BBB                                        27.8%
              ------------------------------------------------
              BB                                          8.0%
              ------------------------------------------------
              B                                           5.3%
              ------------------------------------------------
              CCC                                         4.5%
              ------------------------------------------------
              Not Rated                                  21.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)                         5.9
              ------------------------------------------------
              Average Life (m)                       16.7 yrs.
              ------------------------------------------------
              Average Maturity (m)                   19.4 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (Long Term) (a)                    A-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (Short Term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on the total market value of investments as of 7/31/06.

Percentages are based on net assets as of 7/31/06, unless otherwise noted.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2006 through July 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2006 through July 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    2/01/06-
Class                       Ratio      2/01/06         7/31/06        7/31/06
--------------------------------------------------------------------------------
        Actual              0.74%     $1,000.00      $1,027.70          $3.72
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.74%     $1,000.00      $1,021.12          $3.71
--------------------------------------------------------------------------------
        Actual              1.51%     $1,000.00      $1,023.70          $7.58
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.51%     $1,000.00      $1,017.31          $7.55
--------------------------------------------------------------------------------
        Actual              1.73%     $1,000.00      $1,022.60          $8.68
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.73%     $1,000.00      $1,016.22          $8.65
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
7/31/06  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Airport & Port Revenue - 1.3%
--------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., "A", RITES,
FSA, 6.92%, 2022 (v)(z)                                          $  6,250,000      $     7,265,740
Chicago, IL, O'Hare International Airport Rev., Third Lien,
"A", MBIA, 5%, 2029                                                 4,270,000            4,385,970
Denver, CO, City & County Airport Rev., RITES, AMBAC,
8.05%, 2017 (v)(z)                                                  2,500,000            2,869,340
Miami-Dade County, FL, Aviation Revenue, "A", CIFG, 5%, 2038        2,195,000            2,228,714
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                      850,000              894,591
Port of Seattle, WA, Rev., XLCA, 5%, 2027                           2,120,000            2,187,925
                                                                                   ---------------
                                                                                   $    19,832,280
--------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 3.8%
--------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                             $    855,000      $       931,514
Delaware County, OH, 6.25%, 2010 (c)                                1,000,000            1,106,620
Florida Department of Transportation, RITES,
5.478%, 2017 (v)(z)                                                 2,300,000            2,503,504
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2023                                                            5,945,000            2,513,070
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2025                                                            6,000,000            2,265,660
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                 765,000              783,490
Los Angeles, CA, RITES, FGIC, 5.978%, 2015 (v)(z)                   5,310,000            6,362,761
New York, NY, "F", FGIC, 5.875%, 2024                                 685,000              696,385
New York, NY, "H", FGIC, 6.125%, 2007 (c)                           1,210,000            1,250,656
New York, NY, "H", FGIC, 6.125%, 2025                               6,790,000            7,010,064
New York, NY, "I-1", 5%, 2025                                       6,000,000            6,185,160
New York, NY, "M", 5%, 2035                                        11,200,000           11,444,048
State of Massachusetts, ROLS, 7.149%, 2011 (c)(v)(z)                2,000,000            2,283,120
Texas Department of Transportation, 7%, 2012                          134,252              134,451
Washington Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024               9,850,000           10,229,915
West Warwick, RI, 7.45%, 2013                                         410,000              418,942
                                                                                   ---------------
                                                                                   $    56,119,360
--------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
--------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev.
(Township of Wyckoff Board of Education), 5%, 2032               $    540,000      $       559,548
Birmingham, AL, "B", 5.75%, 2009 (c)                                  910,000              966,793
Birmingham, AL, "B", 5.75%, 2019                                       90,000               95,119
District of Columbia, "A", 6%, 2007 (c)                             5,000,000            5,191,700
                                                                                   ---------------
                                                                                   $     6,813,160
--------------------------------------------------------------------------------------------------
General Obligations - Schools - 4.0%
--------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A",
PSF, 5.125%, 2033                                                $  2,815,000      $     2,906,262
Chicago, IL, Board of Education, RITES, FGIC,
5.966%, 2020 (v)(z)                                                 7,910,000            9,468,586
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2031                                                       1,700,000              464,559
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2034                                                       1,285,000              298,955
De Soto, TX, Independent School District, School Building,
PSF, 0%, 2036                                                       1,715,000              358,521
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2028                                                    910,000              293,639
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2029                                                  1,740,000              547,213
Ennis, TX, Independent School District, Capital Appreciation,
"N", PSF, 0%, 2031                                                  1,725,000              471,391
Florida Board of Education, RITES, FGIC, 6.001%, 2012 (v)(z)        1,500,000            1,717,230
Florida Board of Education, RITES, FGIC, 6.001%, 2013 (v)(z)        5,000,000            5,795,600
Forsyth County, GA, School District, 6%, 2010 (c)                   1,700,000            1,849,940
Fort Bend, TX, Independent School District, "A", PSF,
5.25%, 2027                                                         2,825,000            2,989,895
Houston, TX, Independent School District, RITES, PSF,
5.978%, 2017 (v)(z)                                                 5,000,000            5,361,600
Irving, TX, Independent School District, Capital Appreciation,
PSF, 0%, 2026                                                       3,495,000            1,269,524
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)              1,255,000            1,385,595
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                1,355,000            1,502,817
Lake County, IL, FGIC, 6%, 2008 (c)                                 2,500,000            2,626,400
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2025                                         1,300,000              512,135
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                         1,300,000              485,173
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2026            3,780,000            1,336,343
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, FGIC, 0%, 2031            3,820,000            1,003,743
Leander, TX, Independent School District, PSF, 0%, 2029             7,310,000            2,071,215
Leander, TX, Independent School District, PSF, 0%, 2030             6,480,000            1,728,086
McHenry & Lake County, IL, FSA, 6.125%, 2010 (c)                    1,700,000            1,829,931
Royse City, TX, Independent School District, School Building,
PSF, 0%, 2027                                                       2,960,000            1,019,986
Royse City, TX, Independent School District, School Building,
PSF, 0%, 2028                                                       2,975,000              970,326
Royse City, TX, Independent School District, School Building,
PSF, 0%, 2029                                                       2,995,000              926,354
San Jose Evergreen, CA, Community College District, Election
2004, "A", MBIA, 0%, 2028                                           3,260,000            1,043,428
Snyder, TX, Independent School District, School Building,
AMBAC, 5.25%, 2030                                                  2,150,000            2,266,294
State Public School Building Authority, PA, School Rev.,
(Haverford Township Project), XLCA, 5%, 2027                        2,670,000            2,756,294
White Settlement, TX, Independent School District, School
Building, PSF, 0%, 2033                                             8,965,000            2,187,460
                                                                                   ---------------
                                                                                   $    59,444,495
--------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.1%
--------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing
Authority Medical Facilities Rev. (Russell Hospital Corp.),
"A", 5.75%, 2036                                                 $  1,900,000      $     1,933,250
Allegheny County, PA, Hospital Development Authority Rev.
(South Hills Health Systems), "B", 6.75%, 2025                      1,200,000            1,285,152
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2030                           6,100,000            7,229,537
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2022                      3,360,000            3,982,171
Arkansas Development Finance Authority Rev. (Washington
Regional Medical Center), 7.25%, 2010 (c)                           2,500,000            2,773,700
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), "A", 7.125%, 2033                               2,500,000            2,687,950
Baldwin County, AL, Eastern Shore Health Care Authority Rev.
(Thomas Hospital), 5.75%, 2008 (c)                                  1,600,000            1,679,472
Birmingham, AL, Baptist Medical Center, Special Care
Facilities Rev. (Baptist Health Systems, Inc.), "A", 5%, 2030       5,510,000            5,478,924
Brookhaven, NY, Industrial Development Agency Rev. (Memorial
Hospital Medical Center Inc.), "A", 8.25%, 2030                     2,500,000            2,682,675
California Valley Health Systems, COP, 6.875%, 2023                 2,120,000            2,127,166
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.35%, 2017         1,175,000            1,194,564
Chautauqua County, NY, Industrial Development Agency, Civic
Facilities Rev. (Women's Christian Assn.), "A", 6.4%, 2029          3,430,000            3,459,189
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                     1,810,000            1,831,430
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "B", 6.35%, 2013                                  1,280,000            1,318,362
Chester County, PA, Health & Educational Facilities Rev.
(Chester County Hospital), "A", 6.75%, 2031                         2,500,000            2,707,900
Citrus County, FL, Hospital Development Authority Rev. (Citrus
Memorial Hospital), 6.25%, 2023                                       930,000              994,905
Coffee County, GA, Hospital Authority Rev. (Coffee Regional
Medical Center, Inc.), 5%, 2026                                       110,000              108,473
Colorado Health Facilities Authority Rev. (Parkview Medical
Center, Inc.), 6.5%, 2020                                             770,000              835,181
Colorado Health Facilities Authority Rev. (Parkview Medical
Center, Inc.), 5%, 2025                                             1,000,000            1,010,140
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                         2,200,000            2,508,308
Crittenden County, AR, Hospital Rev., Refunding & Improvement,
7.15%, 2025                                                         1,165,000            1,167,225
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                          5,020,000            5,583,144
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018          3,700,000            3,749,691
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028            950,000              952,356
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023           750,000              790,013
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), "D", 6.875%, 2007 (c)                3,875,000            3,940,681
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.2%, 2025                                                 750,000              765,818
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial
Hospital), 6.5%, 2031                                                 865,000              894,254
Grand Forks, ND, Health Care Authority Rev. (Altru Health
Systems Obligated Group), 7.125%, 2024                              2,250,000            2,474,775
Highlands County, FL, Health Facilities Authority Rev.
(Adventist Health Systems), "C", 5.25%, 2036                        3,735,000            3,860,683
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                          3,000,000            3,331,530
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                         2,500,000            2,569,675
Indiana Health Facilities Financing Authority, Hospital Rev.
(Clarian Health), "A", 5%, 2039                                     1,155,000            1,161,942
Indiana Health Facilities Financing Authority, Hospital Rev.
(Community Hospital), "A", AMBAC, 5%, 2035                          5,220,000            5,327,114
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medical Research Foundation, Inc.), 6.375%, 2031           8,950,000            9,470,443
Indiana Health Facilities Financing Authority, Hospital Rev.
(Munster Medicial Research Foundation, Inc.), 6.375%, 2021          3,300,000            3,496,383
Indiana Health Facilities Financing Authority, Hospital Rev.
(Riverview Hospital), 6.125%, 2031                                  3,750,000            3,951,225
Johnson City, TN, Health & Educational Facilities, Hospital
Rev. (Mountain States Health), "A", 5.5%, 2036                      1,095,000            1,140,804
Joplin, MO, Industrial Development Authority Health Facilities
Rev. (Freeman Health Systems), 5.5%, 2029                           1,290,000            1,330,558
Joplin, MO, Industrial Development Authority Health Facilities
Rev. (Freeman Health Systems), 5.75%, 2035                          1,395,000            1,479,844
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                  5,000,000            5,387,200
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.625%, 2028                2,000,000            2,161,880
Knox County, TN, Health Educational Housing Facilities Board,
Hospital Facilities Rev. (Baptist Health Systems), 6.5%, 2031       5,350,000            5,674,799
Lufkin, TX, Health Facilities Rev. (Memorial Health System of
East Texas), 5.7%, 2008 (c)                                         3,305,000            3,459,509
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                              2,000,000            2,092,420
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.875%, 2034                             4,345,000            4,550,736
Madison County, ID, Hospital Rev., COP, 5.25%, 2030                 1,260,000            1,273,532
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                 2,640,000            2,668,354
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)            1,000,000            1,112,160
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 6.5%, 2012                                       1,500,000            1,617,555
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), 5.7%, 2015                                       3,500,000            3,622,990
Massachusetts Health & Educational Facilities Authority Rev.
(Jordan Hospital), 5.25%, 2018                                      4,600,000            4,612,880
Massachusetts Health & Educational Facilities Authority Rev.
(Milford Whitinsville Hospital), 6.35%, 2032                        1,450,000            1,532,331
Massachusetts Health & Educational Facilities Authority Rev.
(North Adams Regional Hospital), "C", 6.625%, 2018                  1,405,000            1,441,909
Massachusetts Health & Educational Facilities Authority Rev.
(Northern Berkshire Health), "B", 6.375%, 2034                        760,000              788,295
Massachusetts Health & Educational Facilities Authority Rev.
(Saints Memorial Medical Center), 6%, 2023                         12,530,000           12,558,443
Massachusetts Health & Educational Facilities Authority Rev.
(University of Massachusetts Memorial Hospital), 6.5%, 2021           500,000              543,140
Mecosta County, MI, General Hospital Rev., 6%, 2018                 1,200,000            1,230,480
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), 6.75%, 2029                                                2,490,000            2,758,298
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                            3,505,000            3,844,494
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.875%, 2021                                               1,000,000            1,048,220
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.375%, 2015                         700,000              703,269
Mississippi Business Finance Corp., Health Facilities Rev.
(Rush Medical Foundation, Inc.), 5.625%, 2023                         250,000              248,068
Monongalia County, WV, Building Commission Hospital Rev.
(Monongalia General Hospital), "A", 5%, 2030                        1,325,000            1,325,888
Monroe County, MI, Hospital Finance Authority Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                         3,225,000            3,300,884
Monroe County, NY, Industrial Development Agency, Civic
Facilities Rev. (Highland Hospital of Rochester), 5%, 2025            185,000              185,797
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2014 (c)      5,100,000            5,082,099
Montgomery, AL, Special Care Facilities, Financing Authority
Rev. (Baptist Health), "C", 5.25%, 2014 (c)                         2,240,000            2,437,277
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2012 (c)                    1,320,000            1,481,938
New Hampshire Health & Educational Facilities Authority Rev.
(Catholic Medical Center), "A", 6.125%, 2032                          180,000              194,463
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                       3,975,000            4,400,246
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Littleton Regional Hospital), 5.9%, 2018                      1,750,000            1,792,823
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Littleton Regional Hospital), "B", 5%, 2008                     310,000              309,721
New Jersey Health Care Facilities, Financing Authority Rev.
(Children's Specialized Hospital), "A", 5.5%, 2030                    755,000              779,402
New Jersey Health Care Facilities, Financing Authority Rev.
(Palisades Medical Center), 6.625%, 2031                            1,115,000            1,205,081
New Jersey Health Care Facilities, Financing Authority Rev.
(St. Peter's University Hospital), 6.875%, 2030                     4,000,000            4,409,320
New York Dormitory Authority Rev., Non State Supported Debt
(Mt. Sinai NYU Health), 5.5%, 2026                                  1,895,000            1,921,625
New York Dormitory Authority Rev., Non State Supported Debt
(Mt. Sinai NYU Health), "C", 5.5%, 2026                             2,000,000            2,028,100
New York, NY, Industrial Development Agency, Civic Facilities
Rev. (Staten Island University Hospital), "B", 6.375%, 2031         1,465,000            1,489,700
New York, NY, Industrial Development Agency, Civic Facilities
Rev. (Staten Island University Hospital), "C", 6.45%, 2032            930,000              947,038
New York, NY, Industrial Development Agency, Civic Facilities
Rev. (Staten Island University Hospital), "A", 6.375%, 2031           495,000              503,346
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036          1,510,000            1,543,114
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                 5,000,000            4,780,450
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014                                                 2,400,000            2,631,600
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                               4,080,000            4,434,715
Peninsula Ports Authority, VA, Hospital Facility Rev.
(Whittaker Memorial), FHA, 8.7%, 2023                                 485,000              558,143
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                9,000,000           10,257,480
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.375%, 2014                                        1,395,000            1,433,070
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                          1,855,000            1,895,124
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                    450,000              501,197
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                    750,000              835,328
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                    745,000              829,759
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                  1,255,000            1,397,781
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)                 750,000              845,393
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)               1,250,000            1,408,988
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022        3,000,000            3,074,430
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031             2,725,000            2,928,966
South Carolina Medical University, Hospital Facilities Rev.,
"A", MBIA, 5%, 2031                                                 1,995,000            2,039,987
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.375%, 2015                                               885,000              915,462
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.5%, 2020                                               1,805,000            1,864,132
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.625%, 2029                                             1,330,000            1,361,534
Springfield, TN, Health & Educational Facilities Rev
(Northcrest Medical Center), 5.25%, 2018                            3,500,000            3,432,905
Springfield, TN, Health & Educational Facilities Rev
(Northcrest Medical Center), 5.375%, 2024                           4,000,000            3,876,720
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast
Project), 6%, 2035                                                  2,000,000            2,140,380
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                            4,500,000            4,726,800
Texas Metro Health Facilities Development Corp., Metro Health
Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.2%, 2021                                               4,300,000            4,466,109
Texas Metro Health Facilities Development Corp., Metro Health
Facilities Development Rev. (Wilson N. Jones Memorial
Hospital), 7.25%, 2031                                              2,000,000            2,073,340
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                3,150,000            3,384,014
University of Colorado, Hospital Authority Rev., "A",
5.25%, 2039                                                           755,000              771,753
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                1,900,000            2,054,508
Valley, AL, Financing Authority Rev. (Lanier Memorial
Hospital), 5.45%, 2011                                              1,175,000            1,189,746
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.25%, 2022                                         2,000,000            2,108,240
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031                                        2,595,000            2,750,960
Washington County, AR, Hospital Rev., Regional Medical Center,
"A", 5%, 2035                                                         750,000              739,905
Washington County, AR, Hospital Rev., Regional Medical Center,
"B", 5%, 2025                                                       3,000,000            3,020,640
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                     3,885,000            3,996,461
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center),
6.25%, 2032                                                         4,000,000            4,216,680
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                          810,000              833,571
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                                               4,500,000            4,750,830
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                2,500,000            2,738,050
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 5.625%, 2029                            1,100,000            1,135,277
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                            2,250,000            2,551,770
Wisconsin Health & Educational Facilities Authority Rev.
(Marshfield Clinic), "A", 5.375%, 2034                              1,510,000            1,545,591
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                    1,475,000            1,543,396
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 7.125%, 2031                  2,000,000            2,081,040
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), "A", 7.125%, 2031             1,495,000            1,555,577
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), 6.15%, 2015                           2,000,000            1,992,500
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. Joseph's Hospital), "C", 6.2%, 2020                         250,000              248,950
                                                                                   ---------------
                                                                                   $   315,454,683
--------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 9.8%
--------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement
Facilities Rev. (Sears Methodist Retirement), "A", 7%, 2033      $  1,155,000      $     1,240,551
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033                                               2,250,000            2,530,845
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006                                        90,000               89,935
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                    1,415,000            1,360,763
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                      3,145,000            2,969,698
Bridgeport, CT, Senior Living Facility Rev. (3030 Park
Retirement Community), 7.25%, 2035                                  2,980,000            2,274,634
Bucks County, PA, Industrial Development Authority Rev. (Ann's
Choice, Inc.), 6.125%, 2025                                         1,320,000            1,364,656
Cambria County, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)                       540,000              645,538
Chester County, PA, Industrial Development Authority Rev. (RHA
Nursing Home), 8.5%, 2032                                           1,165,000            1,201,628
Clarion, PA, Industrial Development Authority Rev. (Beverly
Enterprises, Inc.), 7.5%, 2012                                      1,950,000            1,974,902
Colorado Health Facilities Authority Rev. (Covenant Retirement
Communities, Inc.), "B", 6.125%, 2033                               1,500,000            1,600,200
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2013 (c)                                                     1,965,000            2,340,610
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A",
7.25%, 2035                                                           760,000              812,356
Daphne, AL, Special Care Facilities Financing Authority (1st
Mortgage Presbyterian), 0%, 2008 (c)                               29,975,000           27,705,293
Daphne, AL, Special Care Facilities Financing Authority (2nd
Mortgage Presbyterian), 0%, 2008 (c)                                4,500,000            4,150,980
Daphne, AL, Special Care Facilities Financing Authority
(Presbyterian Hospital), 0%, 2008 (c)                              48,475,000           12,727,596
Fulton County, GA, Residential Care Facilities (Canterbury
Court), "A", 6.125%, 2034                                           1,020,000            1,058,270
Hawaii Department of Budget & Finance, Special Purpose Rev.
(Kahala Nui Senior Living Community), 8%, 2033                      1,500,000            1,720,260
Illinois Finance Authority Rev. (Clare at Water Tower), "A",
6%, 2025                                                            1,510,000            1,553,624
Illinois Finance Authority Rev. (Landing at Plymouth Place),
"A", 6%, 2037                                                       1,510,000            1,554,545
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2011 (c)                               5,515,000            6,862,756
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 5.75%, 2018                                   2,520,000            2,579,976
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "A", 5.5%, 2025                               2,495,000            2,546,048
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), 6.875%, 2032                                                 1,250,000            1,338,425
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village,
Inc.), "B", 6.25%, 2026                                             1,500,000            1,524,270
Louisiana Local Government, Environmental Facilities &
Community Development Authority Rev. (CDF Healthcare LA, LLC),
"A", 7%, 2036                                                       1,600,000            1,604,704
Loves Park, IL (Hoosier Care), 7.125%, 2034                         1,890,000            1,903,778
Maine Health & Higher Educational Facilities Rev. (Piper
Shores), 7.5%, 2009 (c)                                             1,455,000            1,557,738
Massachusetts Industrial Finance Agency Rev. (GF/Revere,
Inc.), 6.6%, 2025                                                   6,825,000            6,873,458
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                        7,065,000            7,348,942
Montana Facility Finance Authority Rev. (Senior Living St.
Johns Lutheran), "A", 6.125%, 2036                                  1,360,000            1,377,544
Montgomery County, PA, Higher Education & Health Authority
Rev. (AHF/Montgomery), 6.875%, 2036                                 3,805,000            3,938,822
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.125%, 2028                            750,000              789,480
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care), 6.25%, 2035                           1,490,000            1,573,202
New Jersey Economic Development Authority Rev. (Courthouse
Convalescent Center), "A", 8.7%, 2014                               1,350,000            1,354,712
New Jersey Economic Development Authority Rev. (Lions Gate),
"A", 5.875%, 2037                                                     920,000              940,442
New Jersey Health Care Facilities Financing Authority Rev.
(Cherry Hill), 8%, 2027                                             4,000,000            4,115,520
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6%, 2025                          375,000              381,926
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort
Norfolk Retirement Community), "A", 6.125%, 2035                      260,000              264,862
North Carolina Medical Care Commission, Health Care Facilities
Rev. (First Mortgage-Presbyterian Homes), 5.4%, 2027                1,515,000            1,528,817
North Carolina Medical Care Commission, Health Care Facilities
Rev. (First Mortgage-Presbyterian Homes), 5.5%, 2031                  955,000              968,150
Olathe, KS, Senior Living Facilities Rev. (Catholic Care
Campus, Inc.), "A", 6%, 2038                                        1,700,000            1,761,659
Reedley, CA, COP (Mennonite Home), 7.5%, 2006 (c)                   4,835,000            4,959,405
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                               2,470,000            2,627,882
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises,
Inc.), 7.4%, 2006 (c)                                                 800,000              824,504
St. Joseph County, IN, Economic Development Rev. (Holy Cross
Village at Notre Dame), "A", 6%, 2038                                 475,000              492,257
Sterling, IL (Hoosier Care), 7.125%, 2034                           1,325,000            1,334,659
Suffolk County, NY, Industrial Development Agency (Medford
Hamlet Assisted Living), 6.375%, 2039                               1,500,000            1,480,920
Travis County, TX, Health Facilities Development Corp.,
Retirement Facilities Rev. (Querencia Barton Creek),
5.5%, 2025                                                          1,440,000            1,417,075
Travis County, TX, Health Facilities Development Corp.,
Retirement Facilities Rev. (Querencia Barton Creek),
5.65%, 2035                                                         2,155,000            2,119,055
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville
Christian/Judea), 8.25%, 2007 (c)                                   6,970,000            7,347,774
                                                                                   ---------------
                                                                                   $   146,615,646
--------------------------------------------------------------------------------------------------
Human Services - 1.4%
--------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides
Industries), 7.125%, 2009 (c)                                    $  1,565,000      $     1,709,387
Colorado Educational & Cultural Facilities Authority (Cerebral
Palsy Project), "A", 6.25%, 2036                                      775,000              788,260
Lehigh County, PA, General Purpose Authority (Kidspeace
Obligation Group), 6%, 2018                                         3,550,000            3,450,778
Louisiana Local Government Environmental Facilities &
Community Development (Westside Rehab Center Project), "A",
6.85%, 2036                                                         3,415,000            3,420,020
Louisiana Local Government Environmental Facilities &
Community Development (Westside Rehab Center Project), "B",
6.5%, 2013                                                            400,000              400,252
Montgomery County, PA, Industrial Development Authority
(Wordsworth Academy), 8%, 2024                                      2,850,000            2,851,967
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Child & Family Services), 6.125%, 2019                        1,155,000            1,203,810
New York, NY Industrial Development Agency Rev. (Special Needs
Facilities Pooled Program), 6.1%, 2012                              1,315,000            1,337,053
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 8.875%, 2021                        1,925,000            2,136,173
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                            2,185,000            2,404,308
Osceola County, FL, Industrial Development Authority Rev.
(Community Provider), 7.75%, 2017                                     878,000              883,233
Philadelphia, PA, Industrial Development Authority Rev.,
6.125%, 2019                                                        1,250,000              938,225
                                                                                   ---------------
                                                                                   $    21,523,466
--------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 4.8%
--------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., TX, Special Facilities Rev.
(AMR Corp.), 7.5%, 2029                                          $ 10,505,000      $    10,560,571
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 7.25%, 2030            8,180,000            8,205,440
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%, 2035           9,695,000            9,512,734
Houston, TX, Airport Systems Rev., Special Facilities
(Continental, Inc.), "E", 6.75%, 2029                               5,025,000            5,317,757
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7%, 2012                                                            1,700,000            1,791,239
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7.5%, 2024                                                          5,450,000            6,039,472
New Jersey Economic Development Authority, Special Facilities
Rev. (Continental Airlines, Inc.), 6.25%, 2019                      3,205,000            3,260,639
New Jersey Economic Development Authority, Special Facilities
Rev. (Continental Airlines, Inc.), 6.25%, 2029                      3,880,000            3,969,822
New York, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                             475,000              483,688
New York, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                                950,000            1,034,474
New York, NY, Industrial Development Agency Rev. (American
Airlines, Inc.), 7.625%, 2025                                      19,225,000           22,140,471
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035                                               120,000              119,806
                                                                                   ---------------
                                                                                   $    72,436,113
--------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
--------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.),
5.625%, 2014                                                     $  1,000,000      $     1,031,740
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), 6.7%, 2030                                                5,380,000            5,849,889
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.),
5.6%, 2035                                                          3,015,000            3,159,117
                                                                                   ---------------
                                                                                   $    10,040,746
--------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.8%
--------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016           $  5,000,000      $     4,907,100
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "B", 5%, 2027               1,080,000            1,084,136
Cobb County, GA, Development Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), "A", 5%, 2033                        1,000,000              992,650
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                         540,000              578,102
Gulf Coast Waste Disposal Authority, TX, (Waste Mangement of
Texas), "A", 5.2%, 2028                                             2,890,000            2,925,258
Henrico County, VA, Industrial Development Authority Rev
(Browning Ferris, Inc.), 5.45%, 2014                                2,000,000            1,939,140
Illinois Finance Authority Solid Waste Disposal Waste
Management Inc., Project, "A", 5.05%, 2029                          2,000,000            1,994,600
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.), 6.9%, 2029                  1,700,000            1,831,189
Nevada Department of Business Rev. (Republic Services, Inc.),
5.625%, 2026                                                        2,000,000            2,127,000
New Hampshire State Business Finance Authority, Solid Waste
Disposal Rev, (Waste Management, Inc. Project), 5.2%, 2027          2,890,000            2,907,456
New Morgan, PA, Industrial Development Authority, Solid Waste
Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris,
Inc.), 6.5%, 2019                                                   2,500,000            2,504,125
Schuylkill County, PA, Industrial Development Authority Rev.
(Waste Managment, Inc.), 5.1%, 2019                                 1,000,000            1,017,840
Yavapai County, AZ, Industrial Development Authority Rev.
(Waste Management, Inc.), 4.9%, 2028                                1,500,000            1,482,225
                                                                                   ---------------
                                                                                   $    26,290,821
--------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.5%
--------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024 (d)                                  $ 10,455,000      $         1,046
Cambria County, PA, Industrial Development Authority Rev.
(Bethlehem Steel), 7.5%, 2015 (d)                                   3,890,000                  389
Indiana Development Finance Authority Rev. (Inland Steel),
7.25%, 2011                                                         5,000,000            5,106,650
Mobile County, AL, Industrial Development Authority Rev.
(Ipsco, Inc.), 6.875%, 2030                                         2,850,000            3,014,189
                                                                                   ---------------
                                                                                   $     8,122,274
--------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 3.5%
--------------------------------------------------------------------------------------------------
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project),
"A", 5.375%, 2035                                                $  1,500,000      $     1,522,725
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.),
6.65%, 2032                                                         1,500,000            1,623,480
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017      6,155,000            6,345,251
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7%, 2017                                        3,900,000            3,905,772
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025         1,625,000            1,660,913
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.4%, 2015 (q)       4,000,000            3,640,000
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing), 8.6%, 2017 (q)       8,000,000            7,280,000
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, CR-1, 7.875%, 2032 (a)                                    4,230,000            4,660,360
Park Creek Metropolitan District, CO, Rev., Custodial
Receipts, CR-2, 7.875%, 2032 (a)                                    1,860,000            2,049,236
Philadelphia, PA, Industrial Development Authority Rev. (Host
Marriott LP), 7.75%, 2017                                           2,000,000            2,007,400
Port Corpus Christi, TX, Industrial Development Authority Rev.
(Citgo Petroleum Corp.), 8.25%, 2031                                2,300,000            2,396,278
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips,
Inc.), 0%, 2008 (c)                                                 9,815,602           10,716,184
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                          3,895,000            4,060,031
                                                                                   ---------------
                                                                                   $    51,867,630
--------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.4%
--------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities
Rev. (Potlatch Corp.), "A", 7.75%, 2025                          $  1,200,000      $     1,350,348
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                           1,510,000            1,535,428
De Soto Parish, LA, Environmental Improvement Rev.
(International Paper Co.), 6.35%, 2025                              1,650,000            1,736,246
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012 (c)                                                     3,100,000            3,480,680
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "B",
6.45%, 2012 (c)                                                     1,100,000            1,237,258
Florence County, SC, Industrial Development Rev. (Stone
Container Corp.), 7.375%, 2007                                        860,000              867,749
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024      3,000,000            3,407,760
Maine Finance Authority, Solid Waste Recycling Facility Rev.
(Bowater, Inc.), 7.75%, 2022                                        8,500,000            8,520,655
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014       3,800,000            3,975,598
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                               2,250,000            2,405,453
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), 6.25%, 2019                       6,830,000            6,842,567
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                   800,000              800,080
                                                                                   ---------------
                                                                                   $    36,159,822
--------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
--------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.,
East Valley Tourist (Cabazon Casino), "A", 9.25%, 2020 (a)       $  3,845,000      $     4,206,738
Mississippi Development Bank, Special Obligation (Diamond
Lakes Utilities), 6.25%, 2017                                       3,200,000            3,266,912
New York, NY, City Industrial Development Agency Rev., Liberty
Bonds (IAC/InterActiveCorp), 5%, 2035                               1,880,000            1,852,496
                                                                                   ---------------
                                                                                   $     9,326,146
--------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.4%
--------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.6%, 2021                                                  $  1,300,000      $     1,388,244
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.7%, 2028                                                     2,000,000            2,137,880
Baltimore, MD, Convention Center Hotel Rev., "B",
5.875%, 2039                                                          905,000              946,956
Cleveland-Cuyahoga County, OH, Port Authority Rev.
(Fairmount), "B", 5.125%, 2025                                        560,000              566,765
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers
University), "E", 5.6%, 2025                                          395,000              409,256
Gallery Certificate Trust, PA, Parking Rev., FSA,
4.5%, 2013 (a)                                                      2,500,000            2,469,350
New Jersey Economic Development Authority Rev. (Kapkowski
Project), "B", 6.8%, 2018                                           3,895,000            4,417,553
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034              2,050,000            2,072,058
Southwestern Illinois Development Authority Rev., Solid Waste
Disposal Rev., 5.9%, 2014                                           1,965,000            1,978,912
Summit County, OH, Port Authority Building (Seville), "A",
5.1%, 2025                                                            610,000              615,972
Summit County, OH, Port Authority Building (Twinsburg
Township), "D", 5.125%, 2025                                          495,000              500,980
Summit County, OH, Port Authority Building (Workforce Policy
Board), "F", 4.875%, 2025                                           2,810,000            2,797,636
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                         280,000              277,105
                                                                                   ---------------
                                                                                   $    20,578,667
--------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.7%
--------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Buckingham Village), 5.5%, 2029                                 $  3,360,000      $     3,391,517
Alexandria, VA, Redevelopment & Housing Finance Authority Rev.
(Jefferson Village Apartments), "B", 9%, 2018                       1,790,000            1,783,198
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                          635,000              638,937
Bay County, FL, Housing Finance Authority, Multi-family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                      1,155,000            1,162,126
Charter Mac Equity Issuer Trust, 6.625%, 2009 (a)                   8,000,000            8,462,640
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)                4,000,000            4,116,640
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)                2,000,000            1,992,960
Indianapolis, IN, Multi -Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                   1,430,000            1,450,077
Maplewood, RI, Housing Development Corp. (Terrace Apartments),
6.9%, 2025                                                          3,745,000            3,747,659
Munimae, TE, Bond Subsidiary LLC, 6.875%, 2009 (a)                  6,000,000            6,387,480
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2015 (a)                    2,000,000            2,002,620
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (a)                    2,000,000            2,001,160
North Charleston, SC, Housing Authority Rev. (Horizon
Village), "A", FHA/GNMA, 5.15%, 2048                                1,380,000            1,352,152
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                     2,050,000            2,047,335
                                                                                   ---------------
                                                                                   $    40,536,501
--------------------------------------------------------------------------------------------------
Parking - 0.1%
--------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                    $    375,000      $       234,304
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                         450,000              263,079
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                         975,000              532,984
Rail Connections, Inc., MA Rev., 0%, 2009 (c)                       1,235,000              632,295
                                                                                   ---------------
                                                                                   $     1,662,662
--------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
--------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street
Redevelopment), 5.2%, 2020                                       $  1,510,000      $     1,501,710
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area
B, 5%, 2020                                                         2,585,000            2,636,002
                                                                                   ---------------
                                                                                   $     4,137,712
--------------------------------------------------------------------------------------------------
Single Family Housing - Local - 1.8%
--------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                      $    370,000      $       372,572
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
7.05%, 2030                                                            35,000               34,974
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015           145,000               34,783
Corpus Christi, TX, Housing Finance Authority Rev., "B",MBIA,
0%, 2011                                                            2,430,000              929,864
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                           290,000              294,222
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015           775,000              289,176
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.625%, 2023                                                          575,000              588,927
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
7.5%, 2026                                                            175,000              176,442
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA,
6.75%, 2030                                                         1,735,000            1,783,649
Lee County, FL, Housing Finance Authority Rev., "A", GNMA,
7%, 2031                                                               75,000               75,458
New Castle County, DE, Single Family Mortgage Rev., FGIC,
0%, 2016                                                               10,000                3,613
Nortex Housing Finance Corp., TX, Single Family Mortgage Rev.,
"B", 5.5%, 2038                                                       440,000              439,195
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                     325,000              327,984
Pinellas County, FL, Housing Finance Authority Rev., Multi-
County Program, "B", GNMA, 6.2%, 2031                               1,620,000            1,642,534
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", FNMA, 5.55%, 2037                                              2,970,000            3,167,535
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                355,000              361,550
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.65%, 2037                                              2,355,000            2,494,510
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.4%, 2037                                               2,500,000            2,599,425
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                             275,000              280,924
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                              860,000              919,890
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-2", GNMA, 5.6%, 2029                                             2,275,000            2,405,244
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-2",GNMA, 5.75%, 2037                                             1,745,000            1,860,990
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                               1,450,000            1,565,130
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.625%, 2036                                             955,000            1,003,017
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037                                            1,600,000            1,720,384
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                               630,000              681,062
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                            1,115,000            1,142,262
                                                                                   ---------------
                                                                                   $    27,195,316
--------------------------------------------------------------------------------------------------
Single Family Housing - State - 1.8%
--------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027     $     60,000      $        61,915
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014          21,000               21,389
Colorado Housing & Finance Authority Rev., "A-2", AMBAC,
6.6%, 2028                                                          1,125,000            1,160,663
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023          380,000              394,197
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025         102,000              102,527
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033         360,000              369,436
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021           160,000              160,594
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023          625,000              648,281
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                            600,000              616,002
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030          90,000               90,301
Delaware Single Family Housing Authority Rev., "A-2",
6.75%, 2024                                                           350,000              353,196
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                              235,000              242,125
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA,
6.1%, 2034                                                          2,935,000            3,029,947
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA,
6.5%, 2032                                                          2,695,000            2,771,080
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), 6.35%, 2032                        495,000              505,261
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030              835,000              858,530
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA/FNMA, 6.05%, 2037      3,470,000            3,759,849
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031                  140,000              145,866
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                  405,000              416,753
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                  420,000              443,171
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                          380,000              381,835
New Hampshire Housing Finance Authority Rev., "B",
6.3%, 2031                                                            290,000              291,824
New Hampshire Housing Finance Authority Rev., "B",
6.5%, 2035                                                          3,295,000            3,562,521
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                           695,000              719,165
North Dakota Housing Finance Agency Rev., Housing Finance,
"A", 5%, 2033                                                       1,310,000            1,312,450
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028           295,000              304,641
Texas Affordable Housing Corp., Single Family Mortgage Rev.,
"B", 5.25%, 2039                                                    2,280,000            2,358,272
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                    2,270,000            2,364,841
                                                                                   ---------------
                                                                                   $    27,446,632
--------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
--------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority,
Resource Recovery Facilities Rev. (American Ref-Fuel Co.),
"A", 6.2%, 2019                                                  $  3,900,000      $     4,061,109
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                2,000,000            2,005,360
Massachusetts Industrial Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), 5.5%, 2013                       2,475,000            2,580,311
Massachusetts Industrial Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), 5.6%, 2019                       5,425,000            5,606,683
                                                                                   ---------------
                                                                                   $    14,253,463
--------------------------------------------------------------------------------------------------
State & Local Agencies - 4.5%
--------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017           $  1,805,000      $     1,943,191
Alabama Building Renovation Authority, AMBAC, 6%, 2018              1,155,000            1,243,427
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
9.004%, 2017 (v)(z)                                                 4,500,000            5,352,840
College Park, GA, Industrial Development Authority Rev. (Civic
Center), AMBAC, 5.75%, 2010 (c)                                     3,000,000            3,273,990
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
6.981%, 2018 (v)                                                    7,000,000            8,191,960
Essex County, NJ, RITES, FGIC, 7.137%, 2020 (v)(z)                  6,000,000            6,906,480
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0% to 2010, 4.55% to 2022                4,085,000            3,312,649
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC, 0% to 2010, 4.6% to 2023             1,185,000              958,973
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "B", AMBAC, 5%, 2013 (c)                          11,260,000           12,009,466
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "A", 5%, 2045                            5,000,000            5,018,200
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010 (c)                    2,500,000            2,641,650
Harris County, TX, 5.8%, 2014                                       1,256,300            1,287,708
Harris County, TX, 5.625%, 2020                                     2,352,935            2,353,123
King George County, VA, Industrial Development Authority Lease
Rev., FSA, 5%, 2036                                                 3,800,000            3,905,982
Mississippi Development Bank, Special Obligations, Hinds
County Public Improvements, FSA, 5.25%, 2035                        2,080,000            2,176,845
New Jersey Economic Development Authority Rev., School
Facilities Construction, "O", 5.25%, 2025                           1,940,000            2,051,007
New Jersey Transportation Trust Fund Authority, Capital
Appreciation Transportation Systems, "C", AMBAC, 0%, 2028           5,415,000            1,866,171
Northumberland County, PA (Country Careers & Arts Center),
6.65%, 2020                                                         1,125,000            1,148,411
Northumberland County, PA (Mountain View Manor), 7%, 2020           1,000,000            1,035,960
Shawnee County, KS (Community Mental Health Center, Inc.),
5.35%, 2009 (c)                                                       250,000              260,295
                                                                                   ---------------
                                                                                   $    66,938,328
--------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.5%
--------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                      $  2,700,000      $     2,832,786
Arizona Student Loan Acquisition Authority, Student Loan Rev.,
6.15%, 2029                                                         1,500,000            1,577,880
South Dakota Student Loan Rev., Education Loans, Inc.,
5.6%, 2020                                                          2,605,000            2,703,052
                                                                                   ---------------
                                                                                   $     7,113,718
--------------------------------------------------------------------------------------------------
Tax - Other - 0.8%
--------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                    $  2,750,000      $     2,773,375
Harris County-Houston, TX, Sports Authority Rev., MBIA,
0%, 2032                                                            6,310,000            1,556,109
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                          1,000,000            1,038,250
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                         1,795,000            1,897,243
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                            800,000              828,912
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                         1,195,000            1,256,686
Virgin Islands Public Finance Authority Rev., 6%, 2006                500,000              501,570
Virgin Islands Public Finance Authority Rev., "E",
5.875%, 2018                                                        1,500,000            1,566,270
                                                                                   ---------------
                                                                                   $    11,418,415
--------------------------------------------------------------------------------------------------
Tax Assessment - 5.6%
--------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                               $  1,190,000      $     1,200,091
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                    450,000              464,769
Amelia Walk Community Development District, FL, "B",
5.2%, 2014                                                          2,115,000            2,124,285
Arborwood Community Development District, FL Capital
Improvement Rev. (Centex Homes Project), "A-1", 5.5%, 2036          1,500,000            1,499,205
Arborwood Community Development District, FL Capital
Improvement Rev. (Master Infrastructure Projects), "A",
5.35%, 2036                                                         1,870,000            1,866,915
Arborwood Community Development District, FL, Capital
Improvement Rev., 5.25%, 2016                                         500,000              500,750
Arborwood Community Development District, FL, Capital
Improvement Rev. (Master Infrastructure Projects), "B",
5.1%, 2014                                                            750,000              750,878
Atlanta, GA, Tax Allocation (Eastside Project), "B",
5.6%, 2030                                                          2,450,000            2,500,642
Atlanta, GA, Tax Allocation (Princeton Lakes Project),
5.5%, 2031                                                          1,765,000            1,769,501
Belmont Community Development District, FL, Capital
Improvement Rev., "B", 5.125%, 2014                                 3,015,000            3,015,452
Broadview, IL, Tax Increment Rev., 5.25%, 2012                      4,180,000            4,277,060
Broadview, IL, Tax Increment Rev., 5.375%, 2015                     3,400,000            3,473,678
Capital Region Community Development District, FL, Capital
Improvement Rev., "A-2", 6.85%, 2031                                  695,000              736,373
Concord Station Community Development District, FL, Capital
Improvement Rev., 5%, 2015                                            905,000              896,783
Concorde Estates Community Development District, FL, Capital
Improvement Rev., "B", 5%, 2011                                       515,000              513,867
Du Page County, IL, Special Service Area No. 31 Special Tax
(Monarch Landing Project), 5.625%, 2036                               945,000              945,576
Durbin Crossing Community Development District, FL, "B-1",
4.875%, 2010                                                        3,750,000            3,738,938
East Homestead Community Development District, Special
Assessment, FL, "B", 5%, 2011                                         755,000              757,039
Fishhawk Community Development District, FL, 5.125%, 2009           1,890,000            1,885,275
Greyhawk Landing Community Development, FL, Special Assessment
Rev., "B", 6.25%, 2009                                                265,000              267,555
Heritage Harbour South Community, Development District, FL,
Rev., Capital Improvement, "B", 5.4%, 2008                            115,000              115,247
Hyland Hills Metropolitan Park & Recreation District of
Colorado, 6.75%, 2015                                               2,500,000            2,546,375
Katy, TX, Development Authority Rev., 5.8%, 2011                    2,340,000            2,403,508
Katy, TX, Development Authority Rev., "B", 6%, 2018                 4,600,000            4,739,058
Killarney, FL, Community Development District, "B",
5.125%, 2009                                                        1,245,000            1,241,788
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020           2,280,000            2,388,779
Lakes by the Bay South Community Development District, FL,
Special Assessment, "B", 5.3%, 2009                                 1,685,000            1,682,304
Lancaster County, SC, Assessment Rev. (Sun City Carolina
Lakes), 5.45%, 2037                                                   340,000              344,087
Markham, IL, Tax Increment Rev., 9%, 2012                           1,960,000            1,971,270
Middle Village, FL, Community Development District Rev., "A",
5.8%, 2022                                                            870,000              891,150
New Port Tampa Bay Community Development District, FL, Special
Assessment, "B", 5.3%, 2012                                         1,360,000            1,358,626
North Springs Improvement District, FL, Special Assessment
Rev. (Parkland Golf Country Club), "B-1", 5.125%, 2015              1,090,000            1,081,498
North Springs Improvement District, FL, Special Assessment
Rev. (Parkland Golf Country Club), "B-2", 5.125%, 2015                500,000              496,415
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "A", 5.9%, 2035                      735,000              755,036
Old Palm Community Development District, FL, Special
Assessment (Palm Beach Gardens), "B", 5.375%, 2014                  1,025,000            1,031,847
Palm Glades Community Development District, FL, Special
Assessment, "A", 5.3%, 2036                                         1,110,000            1,107,969
Panther Trace II, FL, Community Development District Rev.,
Special Assessment, 5.125%, 2013                                    1,145,000            1,149,271
Panther Trace, FL, Community Development District Rev., "B",
5%, 2010                                                            3,165,000            3,142,750
Parkway Center, FL, Community Development District Rev., "B",
5.625%, 2014                                                        3,705,000            3,749,682
Paseo, FL, Community Development District, "B", 4.875%, 2010        1,495,000            1,475,550
Preserve At Wilderness Lake, FL, 6.2%, 2008                           145,000              145,223
Prince George's County, MD, Special Obligations (National
Harbor Project), 5.2%, 2034                                           755,000              751,972
Renaissance Community Development, FL, "B", 6.25%, 2008               490,000              492,509
Reunion East Community Development District, FL, Special
Assessment, 5.9%, 2007                                                335,000              335,442
Riverside County, CA, Public Financing Authority, Tax
Allocation Rev., XLCA, 5%, 2037                                     2,000,000            2,042,880
Shingle Creek Community Development District, FL, Capital
Improvement Rev., 6.125%, 2037                                      1,530,000            1,518,647
Sterling Hill Community Development District, FL, Capital
Improvement Rev., 5.5%, 2010                                        2,305,000            2,314,174
Stonebrier Community Development District, FL, Speical
Assessment, 5.5%, 2037                                              1,845,000            1,851,273
Tuscany Reserve Community Development District, FL, "B",
5.25%, 2016                                                         1,555,000            1,561,127
Villa Portofino West Community Development District, FL,
Special Assessment, "A", 5.35%, 2036                                  995,000            1,001,000
Watergrass Community Development District, FL, Special
Assessment Rev., "B", 4.875%, 2010                                  2,865,000            2,860,359
Wentworth Estates Community Development District, FL, Special
Assessment, "B", 5.125%, 2012                                       1,370,000            1,371,617
                                                                                   ---------------
                                                                                   $    83,103,065
--------------------------------------------------------------------------------------------------
Tobacco - 5.2%
--------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027     $ 10,830,000      $    11,509,258
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032          495,000              531,486
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                  8,015,000            1,719,298
California County, CA, Tobacco Securitization Corp., Tobacco
Settlement, L.A. County, "A", 0%, 2041                              1,525,000            1,233,008
California Statewide Financing Authority, Tobacco Settlement,
5.625%, 2029                                                        4,445,000            4,598,708
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                       8,000,000              516,960
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"B", 0%, 2055                                                      14,000,000              476,840
District of Columbia, Tobacco Settlement, 6.25%, 2024               3,670,000            3,874,272
District of Columbia, Tobacco Settlement, 6.75%, 2040                 885,000              954,003
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, 7.8%, 2042                                              3,000,000            3,605,640
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.75%, 2039                                      2,620,000            2,938,487
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.25%, 2033                                      6,095,000            6,659,275
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement, "A-1", 6.625%, 2040                                     1,070,000            1,192,312
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 5.3%, 2011 (c)                                   5,000,000            5,277,100
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                         4,295,000            4,029,182
Louisiana Tobacco Settlement Authority, 5.5%, 2030                  4,915,000            5,108,110
Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039           4,325,000            4,540,472
New Jersey Tobacco Settlement Authority, 5.75%, 2032                7,420,000            7,745,664
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset
Backed, "C", 0%, 2060                                              33,955,000              602,701
South Carolina Tobacco Settlement Authority, 6.375%, 2028           3,725,000            3,979,678
South Carolina Tobacco Settlement Authority, "B", 6%, 2022          2,500,000            2,608,125
South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030      1,895,000            2,129,999
Tobacco Settlement Financing Corp., NJ, 7%, 2041                       45,000               51,066
Tobacco Settlement Financing Corp., VA, 5.625%, 2037                1,150,000            1,188,479
Washington Tobacco Settlement Authority, 6.5%, 2026                 1,060,000            1,156,004
                                                                                   ---------------
                                                                                   $    78,226,127
--------------------------------------------------------------------------------------------------
Toll Roads - 2.4%
--------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital
Appreciation, "B", MBIA, 0%, 2027                                $ 12,305,000      $     4,182,470
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road
Rev., "A", 7.15%, 2010 (c)                                          5,000,000            5,641,250
New Jersey Turnpike Authority, RITES, MBIA, 6.262%, 2020 (v)(z)     5,000,000            5,508,900
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2008 (c)          2,100,000            1,591,968
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2008 (c)          7,000,000            5,014,100
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2008 (c)          5,100,000            3,448,416
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor
Agency), ETM, 0%, 2010 (c)                                         13,400,000           11,157,778
                                                                                   ---------------
                                                                                   $    36,544,882
--------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.5%
--------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola
Transit Co.), ETM, 11.5%, 2012 (c)                               $  6,000,000      $     8,085,540
--------------------------------------------------------------------------------------------------
Universities - Colleges - 2.3%
--------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College
of Chiropractic), 5.6%, 2017                                     $  2,000,000      $     1,935,600
California Educational Facilities Authority Rev. (University
of La Verne), "A", 5%, 2029                                         2,205,000            2,215,782
Houston, TX, Community College Systems, MBIA, 7.875%, 2025          9,150,000           10,892,252
Illinois Educational Facilities Authority Rev. (Augustana
College), "A", 5.625%, 2022                                         1,300,000            1,367,132
Illinois Finance Authority Rev. (Illinois Institute of
Technology), "A", 5%, 2031                                          2,000,000            2,015,120
Illinois Finance Authority Rev. (Illinois Institute of
Technology), "A", 5%, 2036                                          1,520,000            1,527,995
Indiana Educational Facilities Authority Rev. (Manchester
College), 5.75%, 2018                                               1,000,000            1,025,040
New Hampshire Higher Educational & Health Facilities Authority
Rev. (Franklin Pierce Law Center), 5.5%, 2018                       1,200,000            1,236,048
New Hampshire Higher Educational & Health Facilities Rev.,
6.3%, 2007 (c)                                                        495,000              509,820
New Hampshire Higher Educational & Health Facilities Rev.,
6.3%, 2016                                                          1,195,000            1,224,493
Private Colleges & Universities Authority, GA, Rev. (Mercer
University Project), "A", 5.375%, 2029                                760,000              773,809
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009 (c)                                 2,000,000            2,182,880
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), ETM, 6.2%, 2009 (c)                              820,000              845,272
University of Arkansas, University Rev. (UAMS Campus), "B",
MBIA, 5%, 2034                                                        890,000              914,751
University of Colorado Enterprise Systems Rev., Refunding &
Improvement, FGIC, 5%, 2030                                         1,865,000            1,926,713
West Virginia, Higher Education Facilities Rev., "B", FGIC,
5%, 2034                                                            3,730,000            3,825,190
Wisconsin Health & Educational Facilities Authority Rev
(Carroll College, Inc. Project), 5.25%, 2021                          500,000              517,485
                                                                                   ---------------
                                                                                   $    34,935,382
--------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
--------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center), 6.625%, 2017               $  1,500,000      $     1,659,480
--------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.4%
--------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                  $  1,910,000      $     2,186,320
California Statewide Communities, Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                     3,485,000            4,126,066
Deerfield, IL, Educational Facilities Authority (Chicagoland
Jewish High School Project), 6%, 2041                               2,610,000            2,630,802
Illinois Development Finance Authority, Economic Development
Rev. (Latin School of Chicago), 5.6%, 2008 (c)                        850,000              878,951
Illinois Development Finance Authority, Economic Development
Rev. (Latin School of Chicago), 5.65%, 2008 (c)                     1,730,000            1,790,585
Maryland Industrial Development Financing Authority, Economic
Development Authority Rev., (Our Lady of Good Council), "A",
6%, 2035                                                              450,000              476,141
Massachusetts Development Finance Agency Rev. (Williston
Northampton School), 6.5%, 2008 (c)                                 1,400,000            1,503,138
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                550,000              582,813
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.75%, 2031                                               2,450,000            2,597,588
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.4%, 2013                     1,065,000            1,102,105
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                    3,000,000            3,113,880
                                                                                   ---------------
                                                                                   $    20,988,389
--------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 1.3%
--------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012     $    970,000      $       969,496
Alaska Industrial Development & Export Authority, 5.875%, 2032      1,800,000            1,660,554
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                               5,965,000            6,240,464
Ohio Water Development Authority (Bay Shore Power),
5.875%, 2020                                                        1,800,000            1,802,178
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Colver), "G", 5.125%, 2015                 1,050,000            1,030,124
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.5%, 2013        2,300,000            2,298,988
Pennsylvania Economic Development Financing Authority Rev.,
Resources Recovery Rev. (Northampton Generating), 6.6%, 2019        5,000,000            4,974,950
                                                                                   ---------------
                                                                                   $    18,976,754
--------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 3.9%
--------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "B", 6.3%, 2032                                    $    685,000      $       737,533
Brazos River Authority, TX, Pollution Control Rev. (Texas
Utility Co.), "C", 6.75%, 2038                                      2,505,000            2,766,121
Calcasieu Parish, LA, Industrial Development Board, Pollution
Control Rev. (Entergy Gulf States, Inc.), 5.45%, 2010               4,800,000            4,843,344
Clark County, NV, Industrial Development Rev. (Southwest Gas
Corp.), "A", AMBAC, 4.85%, 2035                                     3,215,000            3,165,457
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                1,390,000            1,405,971
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                4,500,000            4,551,705
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                           3,240,000            3,327,188
Farmington, NM, Pollution Control Rev. (Tucson Electric),
6.95%, 2020                                                         3,000,000            3,133,050
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.),
AMBAC, 4.65%, 2023                                                  3,085,000            3,109,557
Forsyth, MT, Pollution Control Rev. (Portland General),
5.2%, 2033                                                            770,000              788,326
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), "A",
AMBAC, 5%, 2031                                                     3,165,000            3,263,495
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                         3,095,000            3,166,711
Mecklenburg County, VA, Industrial Development Authority Rev
(UAE Mecklenburg LP), 6.5%, 2017                                    2,800,000            3,046,148
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2018                1,000,000            1,048,950
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                2,000,000            2,001,960
Pittsylvania County, VA, Industrial Development Authority Rev.
(Multi-trade of Pittsylvania), 7.55%, 2019                         10,000,000           10,148,200
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States
Utilities Co.), 6.7%, 2013                                          1,000,000            1,009,100
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                               1,900,000            1,954,606
Trinity River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), 6.25%, 2028                                          1,500,000            1,612,200
West Feliciana Parish, LA, Pollution Control Rev. (Entergy
Gulf States), 6.6%, 2028                                            3,335,000            3,340,836
                                                                                   ---------------
                                                                                   $    58,420,458
--------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.4%
--------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025        $  2,600,000      $     2,683,226
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                        2,750,000            2,976,573
Southern California Public Power Authority (Transmission
Project Rev.), RIBS, 7.559%, 2012 (v)                                 150,000              150,309
                                                                                   ---------------
                                                                                   $     5,810,108
--------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.8%
--------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC,
4%, 2028                                                         $  5,000,000      $     4,469,350
Forsyth County, GA, Water & Sewage Authority,
6.25%, 2010 (c)                                                     1,000,000            1,090,940
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010 (c)                                                     1,010,000            1,101,849
Louisville & Jefferson, KY, District Sewer & Drain System,
"A", FGIC, 5.25%, 2037                                              2,635,000            2,798,080
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                  655,000              658,006
Massachusetts Water Resources Authority, RITES, FGIC,
8.421%, 2019 (v)(z)                                                   765,000            1,040,461
Miami-Dade County, FL, Stormwater Utility Rev., MBIA,
5%, 2028                                                            1,685,000            1,747,227
Michigan Municipal Bond Authority Rev., RITES,
6.489%, 2009 (c)(v)(z)                                              7,585,000            8,508,095
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                   2,155,000            2,221,525
Montgomery County, TX, Municipal Utility District No. 46
(Waterworks & Sewer Systems), MBIA, 4.75%, 2028                     1,490,000            1,489,940
New York, NY, Municipal Water Finance Authority Rev., "B",
5.75%, 2007 (c)                                                     8,590,000            8,821,586
Nueces River Authority, Texas Water Supply Rev. (Corpus
Christi Project), FSA, 5%, 2027                                     2,000,000            2,068,480
Phoenix, AZ, FGIC, 6.25%, 2010 (c)                                  1,000,000            1,098,000
Virginia Clean Water Rev., 5.75%, 2010 (c)                          2,500,000            2,688,850
Westmoreland County, PA, Municipal Authority Services Rev.,
FSA, 5.25%, 2026                                                    2,075,000            2,206,866
                                                                                   ---------------
                                                                                   $    42,009,255
--------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $1,394,233,202)                            $ 1,450,087,496
--------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
--------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "A", 3.68%, due 8/03/06      $    100,000      $       100,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "B", 3.68%, due 8/03/06           300,000              300,000
Allegheny County, PA, Hospital Development Authority Rev.
(Presbyterian University Hospital), "D", 3.68%, due 8/03/06           200,000              200,000
Bell County, TX, Health Facility Development Corp. Rev. (Scott
& White Memorial Hospital), 3.68%, due 8/01/06                        750,000              750,000
Blount County, TN, Public Building Authority, Local Government
Public Improvement, "A-1", 3.67%, due 8/01/06                         390,000              390,000
California Department of Water Resources, Power Supply Rev.,
"C-2", 3.59%, due 8/03/06                                             200,000              200,000
Chicago, IL, Midway Airport Rev., Second Lien, "B",
3.71%, due 8/01/06                                                  3,475,000            3,475,000
Harris County, TX, Health Facilities Development Rev.
(University of Texas Medical Center), 3.68%, due 8/01/06              200,000              200,000
Illinois Development Finance Authority Rev. (Jewish Federation
of Metropolitan Chicago), 3.68%, due 8/01/06                          350,000              350,000
Illinois Health Facilities Authority Rev. (University of
Chicago Hospital), 3.68%, due 8/01/06                                 695,000              695,000
Jackson County, MS, Pollution Control Rev. (Chevron USA,
Inc.), 3.68%, due 8/01/06                                             400,000              400,000
Jefferson County, AL, Sewer Rev., 3.65%, due 8/03/06                  300,000              300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobile
Corp.), 3.69%, due 8/01/06                                          6,600,000            6,600,000
Philadelphia, PA, Hospitals & Higher Educational Facilities
Authority Rev. (Children's Hospital Project), "C",
3.66%, due 8/01/06                                                    800,000              800,000
Sevier County, TN, Public Building Authority,
3.66%, due 8/03/06                                                     50,000               50,000
Sevier County, TN, Public Building Authority, "B-6",
3.67%, due 8/01/06                                                    100,000              100,000
State of Oregon, "73G", 3.65%, due 8/02/06                          1,200,000            1,200,000
Triborough Bridge & Tunnel Authority, NY, Rev., "F",
3.64%, due 8/03/06                                                  6,500,000            6,500,000
                                                                                   ---------------
TOTAL FLOATING RATE DEMAND NOTES                                                   $    22,610,000
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,416,843,202) (k)                            $ 1,472,697,496
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.5%                                                   22,065,478
--------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                $ 1,494,762,974
--------------------------------------------------------------------------------------------------

SWAP AGREEMENTS
INTEREST RATE SWAPS
                              NOTIONAL
                              PRINCIPAL                           CASH FLOWS        UNREALIZED
                              AMOUNT OF      CASH FLOWS PAID      RECEIVED BY       APPRECIATION
EXPIRATION  CURRENCY          CONTRACT         BY THE FUND          THE FUND       (DEPRECIATION)
-------------------------------------------------------------------------------------------------
12/01/2007  USD            $22,000,000     Fixed - 3 Year     Floating - 7 Day      $  279,874
                                           BMA Swap Index      BMA Swap Index
                                                                  (2.795%)
 2/15/2017  USD             25,000,000     Fixed - 10 Year    Floating - 7 Day        (222,847)
                                           BMA Swap Index      BMA Swap Index
                                                                  (4.184%)
 1/04/2019  USD             26,000,000     Fixed - 12 Year    Floating - 7 Day        (415,845)
                                           BMA Swap Index      BMA Swap Index
                                                                  (4.307%)
 8/02/2021  USD             14,000,000     Fixed - 15 Year    Floating - 7 Day         242,355
                                           BMA Swap Index      BMA Swap Index
                                                                  (4.011%)
-------------------------------------------------------------------------------------------------
                                                                                    $(116,463)
-------------------------------------------------------------------------------------------------

At July 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,349,184 representing 2.6% of net assets.
(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,450,087,496 and 98.46% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(q) Interest received was less than stated coupon rate.
(v) Inverse floating rate security.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered.
    Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                       ACQUISITION     ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                      DATE            COST        MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education,
RITES, FGIC, 5.966%, 2020                2/09/2000      $6,211,881     $ 9,468,586
Chicago, IL, Public Building
Commission Rev., RITES, FGIC,
9.004%, 2017                             3/10/1999       4,815,180       5,352,840
Chicago, IL, O'Hare International
Airport Rev., "A", RITES, FSA,
6.92%, 2022                              8/21/2003       6,664,625       7,265,740
Denver, CO, City & County Airport
Rev., RITES, AMBAC, 8.05%, 2017          8/28/2000       2,683,700       2,869,340
Essex County, NJ, RITES, FGIC,
7.137%, 2020                             3/20/2000       5,968,080       6,906,480
Florida Board of Education, RITES,
FGIC, 6.001%, 2012                       2/25/2002       1,756,860       1,717,230
Florida Board of Education, RITES,
FGIC, 6.001%, 2013                       2/25/2002       5,791,400       5,795,600
Florida Department of Transportation,
RITES, 5.478%, 2017                      4/09/1999       2,332,844       2,503,504
Houston, TX, Independent School
District, RITES, PSF,
5.978%, 2017                             2/26/1999       5,249,100       5,361,600
Los Angeles, CA, RITES, FGIC,
5.978%, 2015                             7/21/1999       5,563,924       6,362,761
Massachusetts Water Resources
Authority, RITES, FGIC,
8.421%, 2019                             3/16/2000         904,780       1,040,461
Michigan Municipal Bond Authority
Rev., RITES, 6.489%, 2009                2/23/2000       6,633,841       8,508,095
New Jersey Turnpike Authority, RITES,
MBIA, 6.262%, 2020                       4/19/2000       4,637,900       5,508,900
State of Massachusetts, ROLS,
7.149%, 2011                             8/28/2001       2,226,440       2,283,120
---------------------------------------------------------------------------------------------------
Total Restricted Securities                                            $70,944,257          4.7%
---------------------------------------------------------------------------------------------------

The following abbreviations are used in this report and are defined:

BMA             Bond Market Assn.
COP             Certificate of Participation
ETM             Escrowed to Maturity

Insurers
AMBAC           AMBAC Indemnity Corp.
CIFG            CDC IXIS Financial Guaranty
FGIC            Financial Guaranty Insurance Co.
FHA             Federal Housing Administration
FNMA            Federal National Mortgage Assn.
FSA             Financial Security Assurance, Inc.
GNMA            Government National Mortgage Assn.
MBIA            MBIA Insurance Corp.
PSF             Permanent School Fund
XLCA            XL Capital Insurance Co.

Inverse Floaters
RIBS            Residual Interest Bonds
RITES           Residual Interest Tax-Exempt Security
ROLS            Residual Options Longs

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/06  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,416,843,202)          $1,472,697,496
Cash                                                                    416,797
Receivable for investments sold                                       6,550,428
Receivable for fund shares sold                                       7,237,759
Interest receivable                                                  19,434,731
Unrealized appreciation on interest rate swap agreements                522,229
Other assets                                                             10,358
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,506,869,798
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $3,175,303
Payable for investments purchased                                     5,690,876
Payable for fund shares reacquired                                    2,230,435
Unrealized depreciation on interest rate swap agreements                638,692
Payable to affiliates
  Management fee                                                         81,622
  Shareholder servicing costs                                            89,339
  Distribution and service fees                                          39,435
  Administrative services fee                                             3,068
Payable for independent trustees' compensation                           52,073
Accrued expenses and other liabilities                                  105,981
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $12,106,824
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,494,762,974
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,504,656,368
Unrealized appreciation (depreciation) on investments                55,737,831
Accumulated net realized gain (loss) on investments                 (67,861,215)
Undistributed net investment income                                   2,229,990
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,494,762,974
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   177,584,832
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,156,768,080
  Shares outstanding                                                137,461,390
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.42
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                          $8.84
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $197,241,114
  Shares outstanding                                                 23,416,903
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.42
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $140,753,780
  Shares outstanding                                                 16,706,539
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.43
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/06  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------

Interest income                                                                             $43,705,143
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $4,335,363
  Distribution and service fees                                        1,458,027
  Shareholder servicing costs                                            972,763
  Administrative services fee                                            119,625
  Independent trustees' compensation                                      17,991
  Custodian fee                                                          223,135
  Shareholder communications                                              43,754
  Auditing fees                                                           24,464
  Legal fees                                                             174,382
  Miscellaneous                                                          130,858
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $7,500,362
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (54,774)
  Reduction of expenses by investment adviser                           (719,420)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $6,726,168
-------------------------------------------------------------------------------------------------------
Net investment income                                                                       $36,978,975
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $(864,561)
  Swap transactions                                                    1,170,803
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                        $306,242
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $1,618,071
  Swap transactions                                                     (589,800)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                    $1,028,271
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                       $1,334,513
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $38,313,488
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     7/31/06                    1/31/06
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $36,978,975                $72,482,474
Net realized gain (loss) on investments                              306,242                 (3,691,985)
Net unrealized gain (loss) on investments                          1,028,271                  5,160,906
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $38,313,488                $73,951,395
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(29,256,170)              $(55,605,183)
  Class B                                                         (4,683,036)               (11,731,680)
  Class C                                                         (2,773,406)                (4,423,031)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(36,712,612)              $(71,759,894)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $71,538,856                $72,920,977
-------------------------------------------------------------------------------------------------------
Redemption fees                                                      $12,228                     $8,158
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $73,151,960                $75,120,636
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,421,611,014              1,346,490,378
At end of period (including undistributed net
investment income of $2,229,990 and $1,963,627,
respectively)                                                 $1,494,762,974             $1,421,611,014
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

                                                     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                               SIX MONTHS                                      YEARS ENDED 1/31
                                    ENDED      --------------------------------------------------------------------------------
CLASS A                           7/31/06              2006              2005              2004             2003           2002
                              (UNAUDITED)

Net asset value,
beginning of period                 $8.41             $8.39             $8.28             $8.12            $8.23          $8.24
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)         $0.22             $0.46             $0.48             $0.47            $0.48          $0.51
  Net realized and
  unrealized gain (loss) on
  investments                        0.01              0.02              0.09              0.17            (0.09)         (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.23             $0.48             $0.57             $0.64            $0.39          $0.49
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                           $(0.22)           $(0.46)           $(0.46)           $(0.48)          $(0.50)        $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)                 $0.00(w)          $0.00(w)          $0.00(w)            $--              $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $8.42             $8.41             $8.39             $8.28            $8.12          $8.23
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)           2.77(n)           5.81              7.16              7.98             4.96           6.13
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                       0.83(a)           0.82              0.80              0.81             0.84           0.83
Expenses after expense
reductions (f)                       0.74(a)           0.72              0.71              0.79             0.79           0.76
Net investment income                5.31(a)           5.47              5.82              5.80             5.88           6.11
Portfolio turnover                      7                20                13                 9               20             17
Net assets at end of period
(000 Omitted)                  $1,156,768        $1,080,805          $977,416        $1,003,328       $1,050,204     $1,037,925
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                             SIX MONTHS                                       YEARS ENDED 1/31
                                  ENDED      ----------------------------------------------------------------------------------
CLASS B                         7/31/06              2006              2005                2004             2003           2002
                            (UNAUDITED)

Net asset value,
beginning of period               $8.41             $8.40             $8.28               $8.13            $8.24          $8.25
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)       $0.19             $0.40             $0.42               $0.41            $0.42          $0.44
  Net realized and
  unrealized gain (loss)
  on investments                   0.01              0.00(w)           0.10                0.16            (0.10)         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $0.20             $0.40             $0.52               $0.57            $0.32          $0.43
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income     $(0.19)           $(0.39)           $(0.40)             $(0.42)          $(0.43)        $(0.44)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to
paid-in capital (d)               $0.00(w)          $0.00(w)          $0.00(w)              $--              $--            $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period    $8.42             $8.41             $8.40               $8.28            $8.13          $8.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)         2.37(n)           4.88              6.47                7.15             4.01           5.28
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                     1.61(a)           1.58              1.57                1.59             1.63           1.63
Expenses after expense
reductions (f)                     1.51(a)           1.48              1.48                1.57             1.58           1.56
Net investment income              4.55(a)           4.73              5.05                5.02             5.09           5.29
Portfolio turnover                    7                20                13                   9               20             17
Net assets at end of
period (000 Omitted)           $197,241          $220,854          $283,360            $337,065         $355,602       $382,280
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                     SIX MONTHS                                   YEARS ENDED 1/31
                                          ENDED      --------------------------------------------------------------------------
CLASS C                                 7/31/06             2006             2005              2004          2003          2002
                                    (UNAUDITED)

Net asset value,
beginning of period                       $8.42            $8.40            $8.29             $8.13         $8.24         $8.25
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)               $0.18            $0.37            $0.39             $0.39         $0.40         $0.43
  Net realized and unrealized gain
  (loss) on investments                    0.01             0.02             0.10              0.17         (0.10)        (0.02)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations          $0.19            $0.39            $0.49             $0.56         $0.30         $0.41
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income             $(0.18)          $(0.37)          $(0.38)           $(0.40)       $(0.41)       $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in
capital (d)                               $0.00(w)         $0.00(w)         $0.00(w)            $--           $--           $--
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.43            $8.42            $8.40             $8.29         $8.13         $8.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                 2.26(n)          4.76             6.10              6.91          3.92          5.07
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%)
(TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)     1.83(a)          1.82             1.80              1.81          1.84          1.83
Expenses after expense reductions (f)      1.73(a)          1.72             1.71              1.79          1.79          1.76
Net investment income                      4.29(a)          4.44             4.80              4.78          4.86          5.07
Portfolio turnover                            7               20               13                 9            20            17
Net assets at end of period
(000 Omitted)                          $140,754         $119,952          $85,715           $78,975       $71,519       $59,799
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at a broker-dealer bid quotation. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation in the Statement of Operations. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                        1/31/06         1/31/05

Ordinary income (including any short-term
  capital gains)                                       $273,910        $829,813
Tax-exempt income                                    71,485,984      71,656,306
-------------------------------------------------------------------------------
Total distributions                                 $71,759,894     $72,486,119

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 7/31/06
          Cost of investments                         $1,415,505,015
          ----------------------------------------------------------
          Gross appreciation                              82,714,898
          Gross depreciation                             (25,522,417)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $57,192,481

          AS OF 1/31/06
          Undistributed ordinary income                     $301,170
          Undistributed tax-exempt income                 $8,406,920
          Capital loss carryforwards                     (69,273,707)
          Other temporary differences                     (6,283,567)
          Net unrealized appreciation (depreciation)     $55,354,914

The aggregate cost above includes prior fiscal year end tax adjustments.

As of January 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          1/31/07                                        $(6,121,853)
          1/31/08                                         (1,353,678)
          1/31/09                                        (10,935,605)
          1/31/10                                         (2,971,573)
          1/31/11                                        (18,364,839)
          1/31/12                                        (15,537,212)
          1/31/13                                         (3,190,630)
          1/31/14                                        (10,798,317)
          ----------------------------------------------------------
                                                        $(69,273,707)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average daily net assets        0.60%
          Average daily net assets in excess of $1.4 billion    0.57%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.50% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended July 31, 2006, this waiver amounted to $715,109 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2006, was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $269,786 for the six months ended July 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class B                             0.75%              0.25%              1.00%             0.78%            $806,799
Class C                             0.75%              0.25%              1.00%             1.00%             651,228
---------------------------------------------------------------------------------------------------------------------
Total distribution and service fees                                                                        $1,458,027

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    July 31, 2006 based on each class' average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee.
    Otherwise, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2006, were as follows:

                                                              AMOUNT

              Class A                                         $1,322
              Class B                                       $145,420
              Class C                                        $16,446

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2006, the fee was $719,206, which equated to 0.0993% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2006, these costs amounted to $127,514.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended July 31, 2006 was equivalent to an annual effective rate of 0.0165% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired Independent Trustees which resulted in a pension expense of $2,277. This amount is included in Independent Trustees' compensation for the six months ended July 31, 2006. The deferred liability for retirement benefits payable to certain retired Trustees amounted to $51,360 at July 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended July 31, 2006, the fee paid to Tarantino LLC was $5,761. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $4,311, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $169,633,146 and $104,867,813, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                     7/31/06                           1/31/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
Class A                                     16,434,975      $138,113,599      26,541,560      $223,301,024
Class B                                      1,081,233         9,094,822       2,188,616        18,426,446
Class C                                      3,483,098        29,311,892       5,397,216        45,484,475
----------------------------------------------------------------------------------------------------------
                                            20,999,306      $176,520,313      34,127,392      $287,211,945

Shares issued to shareholders in
reinvestment of distributions
Class A                                      1,719,129       $14,446,121       3,206,817       $26,966,277
Class B                                        223,623         1,880,351         545,639         4,592,022
Class C                                        165,124         1,389,146         253,396         2,133,722
----------------------------------------------------------------------------------------------------------
                                             2,107,876       $17,715,618       4,005,852       $33,692,021

Shares reacquired
Class A                                     (9,263,944)     $(77,834,598)    (17,665,426)    $(148,419,854)
Class B                                     (4,137,648)      (34,814,156)    (10,224,466)      (86,098,379)
Class C                                     (1,194,439)      (10,048,321)     (1,600,899)      (13,464,756)
----------------------------------------------------------------------------------------------------------
                                           (14,596,031)    $(122,697,075)    (29,490,791)    $(247,982,989)

Net change
Class A                                      8,890,160       $74,725,122      12,082,951      $101,847,447
Class B                                     (2,832,792)      (23,838,983)     (7,490,211)      (63,079,911)
Class C                                      2,453,783        20,652,717       4,049,713        34,153,441
----------------------------------------------------------------------------------------------------------
                                             8,511,151       $71,538,856       8,642,453       $72,920,977

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended July 31, 2006, the fund's commitment fee and interest expense were $4,587 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) CONCENTRATION OF CREDIT RISK

At July 31, 2006, 20.7% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 4.5% of total investments.

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS's settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the advisory fee reduction) was approximately at the Lipper expense group median, and the Fund's total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

    ---------------------------------------------------------------
    Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

    SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

    If you own your MFS fund shares through a financial
    institution or a retirement plan, MFS TALK, MFS Access, and
    eDelivery may not be available to you.
    ---------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.